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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:  811-2674
                                   ------------------------------------------

           AIM Bonds Funds, Inc. (Formerly: INVESCO Bond Funds, Inc.)
  ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100  Houston, Texas 77046
  ---------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Robert H. Graham  11 Greenway Plaza, Suite 100 Houston, Texas 77046
  ---------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919
                                                   --------------------------

Date of fiscal year end:  8/31/03
                        ----------------

Date of reporting period: 8/31/03
                         ---------------

Explanatory Note

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on November 6, 2003: to provide the proper form of Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended that were required at the original time of filing, to provide the Certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and to comply with the applicable exhibit requirements of Form N-CSR. This Form N-CSR/A also amends the previous filing disclosure for Item 2 "Code of Ethics" to provide all applicable disclosure and updates Item 9 "Controls and Procedures" as required. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

ITEM 1. REPORT TO SHAREHOLDERS

AUGUST 31, 2003

ANNUAL REPORT
--------------------------------------------------------------------------------
INVESCO BOND FUNDS, INC.
(EFFECTIVE OCTOBER 1, 2003, INVESCO BOND FUNDS, INC. WILL CHANGE ITS NAME TO AIM BOND FUNDS, INC.)

HIGH YIELD FUND
SELECT INCOME FUND
TAX-FREE BOND FUND
U.S. GOVERNMENT SECURITIES FUND


"...VALUATIONS OF MUNICIPALS REMAIN VERY ATTRACTIVE..."
SEE PAGE 7


[INVESCO ICON] INVESCO(R)

[PHOTOGRAPH OF RAYMOND R. CUNNINGHAM OMITTED]

NEW DISTRIBUTOR FOR INVESCO FUNDS

FELLOW SHAREHOLDER:

In recent months, we at INVESCO have taken some key steps in our ongoing effort to provide you with high-quality investment products and services. As you may have already heard, we've begun working more closely with our affiliates at AIM Investments,(SM)* a well-respected leader in the asset management industry. As a result, A I M Distributors, Inc. became the distributor of INVESCO's U.S. retail funds effective July 1, 2003. This move has allowed us to create a single distribution system for both our companies that is supported by more than 200,000 financial consultants.

In addition, the bond funds discussed in this annual report underwent portfolio management shifts on July 1. You'll notice that while the investment objectives for INVESCO High Yield, Tax-Free Bond, Select Income, and U.S. Government Securities remain the same, these funds are now under the stewardship of veteran portfolio management teams from AIM. You can read more about the new managers in your funds' reports. And, effective October 1, 2003, the name of this fund series is AIM Bond Funds, Inc.

Finally, the INVESCO Web site is now integrated into aiminvestments.com, which has been rated the top financial Web site for 10 consecutive quarters by the DALBAR financial professional MutualFund WebMonitor report.** You can access important information about your INVESCO Bond Funds, including share prices, investment objectives, and portfolio manager biographies, at AIM's Web site.

Thank you for your continued support. If you have questions about any of these changes, please don't hesitate to call us at 1-800-959-4246.

Sincerely,

/s/Ray Cunningham

Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.

* AIM INVESTMENTS IS A SERVICE MARK OF A I M MANAGEMENT GROUP INC., AND IS THE SUBJECT OF A PENDING APPLICATION FOR TRADEMARK REGISTRATION. A I M ADVISORS, INC., A I M CAPITAL MANAGEMENT, INC., AIM PRIVATE ASSET MANAGEMENT, INC., AND A I M ALTERNATIVE ASSET MANAGEMENT COMPANY, INC., ARE THE INVESTMENT ADVISORS FOR THE PRODUCTS AND SERVICES REPRESENTED BY AIM INVESTMENTS. A I M DISTRIBUTORS, INC., IS THE DISTRIBUTOR FOR THE RETAIL MUTUAL FUNDS AND FUND MANAGEMENT COMPANY IS THE DISTRIBUTOR FOR THE INSTITUTIONAL MONEY MARKET FUNDS REPRESENTED BY AIM INVESTMENTS.

** DALBAR, INC., IS AN INDEPENDENT ORGANIZATION THAT PROVIDES BENCHMARKS AND RATINGS FOR FINANCIAL SERVICES COMPANIES. THE DALBAR WEBMONITOR AWARD IS BASED ON FOUR EVALUATION CRITERIA: SITE FUNCTIONS, USABILITY, CURRENCY AND RELEVANCE OF CONTENT, AND CONSISTENCY OF WEB SITE IMAGE AND CONTENT.

"...OVERALL, POSITIVE TECHNICAL TRENDS SUPPORTED THE HIGH YIELD MARKET..."
 SEE PAGE 3

TABLE OF CONTENTS
LETTER FROM THE PRESIDENT AND CEO............................1
FUND REPORTS.................................................3
INVESTMENT HOLDINGS.........................................11
FINANCIAL STATEMENTS........................................33
NOTES TO FINANCIAL STATEMENTS...............................43
FINANCIAL HIGHLIGHTS........................................51
OTHER INFORMATION...........................................65

                                                      INVESCO BOND FUNDS, INC.
                                                 TOTAL RETURN PERIODS ENDED 8/31/03*

                                                                                                                           Manager's
                                                           Cumulative                                    10 years+ or       Report
Fund (Inception)                                            6 Months          1 year        5 years+    Since Inception**   Page #
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND - CLASS A (4/02) WITH SALES CHARGE             7.75%          21.61%            N/A       13.17%***+          3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND - CLASS B (4/02) WITH CDSC                     7.48%          22.02%            N/A       12.63%***+          3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND - CLASS C (2/00) WITH CDSC                    11.78%          26.31%            N/A      (5.61%)***+          3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS K (12/00)                               12.33%          27.11%            N/A      (2.95%)***+          3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND - INVESTOR CLASS (3/84)                       12.80%          27.75%          (1.69%)      3.57%              3
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND - CLASS A (4/02) WITH SALES CHARGE         (3.68%)          4.18%            N/A        4.26%***+          5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND - CLASS B (4/02) WITH CDSC                 (3.54%)          4.29%            N/A        4.93%***+          5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND - CLASS C (2/00) WITH CDSC                  0.45%           8.32%            N/A        1.86%***+          5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS K (12/00)                             1.72%           9.91%            N/A        1.45%***+          5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME  FUND - INVESTOR CLASS (1/77)                    1.82%          10.12%           2.09%       5.11%              5
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND - CLASS A (4/02) WITH SALES CHARGE         (5.69%)         (3.02%)           N/A        2.22%***+          7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND - CLASS B (4/02) WITH CDSC                 (6.18%)         (3.53%)           N/A        2.43%***+          7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND - CLASS C (2/00) WITH CDSC                 (2.23%)          0.59%            N/A        9.80%***+          7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND - INVESTOR CLASS (8/81)                    (0.87%)          2.31%           4.45%       4.79%              7
------------------------------------------------------------------------------------------------------------------------------------
U.S.  GOVERNEMENT SECURITIES FUND - CLASS A (4/02)
   WITH SALES CHARGE                                          (6.98%)         (3.88%)           N/A       17.64%***+**        9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNEMENT SECURITIES FUND - CLASS B (4/02) WITH CDSC   (7.23%)         (4.44%)           N/A        2.79%***+          9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNEMENT SECURITIES FUND - CLASS C (2/00) WITH CDSC   (3.49%)         (0.71%)           N/A        6.69%***+          9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNEMENT SECURITIES FUND - INVESTOR CLASS C (1/86)    (2.15%)          1.01%           4.80%       5.54%              9
------------------------------------------------------------------------------------------------------------------------------------

* PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUNDS' CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%. THE FUNDS' CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC)

FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC OF CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. EFFECTIVE AUGUST 18, 2003, THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST 12 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S INVESTOR CLASS, CLASS A, CLASS B, CLASS C AND CLASS K SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND EXPENSES. INVESTOR CLASS SHARES ARE CLOSED TO NEW INVESTORS AS OF APRIL 1, 2002.

+ AVERAGE ANNUALIZED

**  REFLECTS  LARGE  FLUCTUATIONS  IN ASSET SIZE AND  SHAREHOLDER  TRANSACTIONS.

*** FOR FUNDS OR SHARE CLASSES INTRODUCED MORE RECENTLY

PERFORMANCE INFORMATION PROVIDED IN THIS REPORT DOES NOT REFLECT THE DEDUCTION OF TAXES SHAREHOLDERS PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

YOUR FUND'S REPORT
HIGH YIELD FUND
FUND PERFORMANCE

DEAR SHAREHOLDER:

For the 12-month period ended August 31, 2003, the value of High Yield Fund-Investor Class shares increased by 27.75%. The fund's benchmark, the Merrill Lynch High Yield Master Trust Index, gained 22.88% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

Overall, positive technical trends supported the high yield market throughout the period. For most of the year, real interest rates hovered near 40-year lows, an environment that spurred income-oriented investors to high yield bonds in a quest for higher returns.

--------------------------------------------------------------------------------
                                HIGH YIELD FUND -
                          TOP 10 BOND HOLDING BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 8/31/03
--------------------------------------------------------------------------------
CFW Communications............................................1.63%
Pride International...........................................1.62%
Park Place Entertainment......................................1.53%
US WEST Communications........................................1.52%
Ntelos Inc....................................................1.48%
Crown Castle International....................................1.41%
AMC Entertainment.............................................1.29%
Calpine Corp..................................................1.24%
Rural Cellular................................................1.21%
Crown European Holdings SA....................................1.20%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

The fund participated fully in the high yield market's rally, supported by our extensive diversification, which provided access to some of the market's best movers. Bonds issued by telecommunications companies made the most significant positive contributions to performance, led by bonds issued by Level 3
Communications. The fund's Nextel Communications bonds were another strong performer, as the company continued to report solid progress on fundamentals, coupled with balance sheet improvement. Investors also bid bonds issued by wireless communications infrastructure company Crown Castle International significantly higher.

PIE CHART:        HIGH YIELD FUND
                  ASSET DIVERSIFICATION
                  AS OF 8/31/03
                  [PIE CHART]

                  % OF TOTAL NET ASSETS

                  o  Corporate Bonds-Domestic...........82.93%
                  o  Common and Preferred Stocks,
                  o    Rights & Warrants.................5.30%
                  o  Corporate Bonds-Foreign.............3.88%
                  o  Other Securities....................0.84%
                  o  Net Cash & Cash Equivalents.........7.05%

Our exposure to economically sensitive sectors, notably our media bonds, also added value. Included in this group of standouts were our radio broadcasters, notably Chancellor Media bonds, which are serviced by Clear Channel Communications, which acquired Chancellor several years ago. Other cyclical areas performed well, too, including bonds issued by home builders such as Schuler Homes, which were supported by the persistently strong housing market. The fund's exposure to the utilities and energy sectors also supported performance.

Meanwhile, a few areas detracted from our results. Laggards included our auto parts bonds, such as those issued by Dana Corp. The fund's chemical bonds also underperformed, including the debt of Equistar Chemical Funding LP and Lyondell Chemical.

Credit spreads generally remain around their historical coverages, but increased confidence in sustainable economic growth could lead spreads to tighten even further as part of a longer-term credit cycle. Continued moderate levels of economic growth should also be of benefit, as many companies continue to pay down debt.

SINCE 7/1/03, THE FUND HAS BEEN MANAGED BY PETER EHRET AND CAROLYN L. GIBBS.

LINE GRAPH: INVESCO HIGH YIELD FUND - INVESTOR CLASS, GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Investor Class to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (8/93) through 8/31/03.

                                                     Merrill Lynch High
         INVESCO High Yield Fund - Investor Class    Yield Master Trust Index(2)

8/93     $10,000                                     $10,000
8/94     $10,036                                     $10,229
8/95     $11,155                                     $11,792
8/96     $12,419                                     $12,892
8/97     $14,812                                     $14,808
8/98     $15,473                                     $15,529
8/99     $16,486                                     $16,153
8/00     $16,960                                     $16,380
8/01     $13,559                                     $16,820
8/02     $11,119                                     $15,648
8/03     $14,213                                     $19,228

LINE GRAPH: INVESCO HIGH YIELD FUND - CLASS A & B, GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class A and the value of a $10,000 investment in INVESCO High Yield Fund
- Class B to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO High Yield Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 8/31/03.

         INVESCO High Yield    INVESCO High Yield    Merrill Lynch High
         Fund - Class A        Fund - Class B        Yield Master Trust Index(2)

 4/02    $10,000               $10,000               $10,000
 8/02    $ 9,330               $ 9,632               $ 9,238
 8/03    $11,919               $11,840               $11,352

LINE GRAPH:  INVESCO HIGH YIELD FUND - CLASS C, GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class C to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO High Yield Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 8/31/03.

                   INVESCO High Yield          Merrill Lynch High
                   Fund - Class C              Yield Master Trust Index(2)

2/00               $10,000                     $10,000
8/00               $ 9,944                     $10,115
8/01               $ 7,876                     $10,387
8/02               $ 6,396                     $ 9,663
8/03               $ 8,152                     $11,874

LINE GRAPH:  INVESCO HIGH YIELD FUND - CLASS K, GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class K to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 8/31/03.

                   INVESCO High Yield          Merrill Lynch High
                   Fund - Class K              Yield Master Trust Index(2)

12/00              $10,000                     $10,000
 8/01              $ 8,878                     $10,986
 8/02              $ 7,251                     $10,220
 8/03              $ 9,220                     $12,559

(1) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2) THE MERRILL LYNCH HIGH YIELD MASTER TRUST INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE HIGH YIELD BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

ALTHOUGH THEY HAVE HIGHER RETURN POTENTIAL, HIGH YIELD BONDS ARE ALSO SUBJECT TO
GREATER  RISKS,  INCLUDING  THE  RISK  OF  DEFAULT,   COMPARED  TO  HIGHER-RATED
SECURITIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

MEET THE NEW MANAGEMENT TEAM

[PHOTOGRAPH OF PETER EHRET OMITTED]

PETER EHRET, CFA
PETER EHRET IS A SENIOR PORTFOLIO MANAGER WITH AIM. PRIOR TO JOINING THE FIRM IN 2001, HE WAS DIRECTOR OF HIGH YIELD RESEARCH AND PORTFOLIO MANAGER FOR VAN KAMPEN INVESTMENT ADVISORY CORP. HE RECEIVED A BS IN ECONOMICS FROM THE UNIVERSITY OF MINNESOTA AND HAS AN MS IN REAL ESTATE APPRAISAL AND INVESTMENT ANALYSIS FROM THE UNIVERSITY OF WISCONSIN-MADISON.

[PHOTOGRAPH OF CAROLYN L. GIBBS OMITTED]

CAROLYN L. GIBBS, CFA
CAROLYN GIBBS, A SENIOR PORTFOLIO MANAGER, HAS BEEN IN THE INVESTMENT BUSINESS SINCE 1983. PRIOR TO JOINING AIM, SHE WAS A FINANCIAL ANALYST AT NORTHWEST AIRLINES AND AN INTERNATIONAL INVESTMENT ANALYST WITH WADDELL & REED INC. SHE RECEIVED A BA IN ENGLISH FROM TEXAS CHRISTIAN UNIVERSITY AND AN MBA IN FINANCE FROM THE WHARTON SCHOOL AT THE UNIVERSITY OF PENNSYLVANIA.

YOUR FUND'S REPORT
SELECT INCOME FUND
FUND PERFORMANCE

DEAR SHAREHOLDER:

As they have throughout the bear market in stocks, bonds continued to serve as a counter-trade to equities -- moving higher when stocks slipped and declining when equities rallied.

The fund logged a solid year. For the 12-month period ended August 31, 2003, the value of Select Income Fund-Investor Class shares gained 10.12%. This return easily exceeded the 5.46% gain recorded by its benchmark, the Lehman Government/Credit Bond Index, during the same period. (Of course, past performance is not a guarantee of future results.)(3),(4) For performance of other share classes, please see page 2.

Our outperformance was primarily due to the emphasis we placed on corporate bonds over Treasuries. Throughout the period, but particularly in 2003, credit product generally outperformed securities more sensitive to interest rate fluctuations -- notably Treasuries. Additionally, within our Treasury exposure, our duration was shorter than that of the benchmark, which also aided performance.

--------------------------------------------------------------------------------
                              SELECT INCOME FUND -
                          TOP 10 BOND HOLDING BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 8/31/03
--------------------------------------------------------------------------------
Government National
  Mortgage Association I.....................................10.11%
Public Service of New Mexico..................................2.97%
US WEST Communications........................................2.69%
Sprint Capital................................................2.45%
Fannie Mae....................................................2.29%
Duquesne Light................................................2.19%
Household Finance.............................................2.04%
El Paso Electric..............................................2.00%
Telecorp PCS..................................................1.88%
US Treasury Notes.............................................1.87%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Another source of strength was the fund's exposure to high yield bonds, which have rallied for most of 2003. Given the Federal Reserve's campaign to lower the federal funds rate, real interest rates have dropped to their lowest levels since the 1960s. This trend has encouraged income-oriented investors to look for higher yields, and high yield bonds were among the primary beneficiaries of this trend. In particular, the fund's telecommunications bonds, which had sold off during the previous two years, rebounded nicely. Standouts included bonds issued by wireless telecom service provider Nextel Communications, which advanced strongly after the company consistently reported robust financial results.

Our credit selection in the corporate investment-grade area was also on the mark, as the fund's media bonds augmented our showing. Clear Channel Communications bonds were leaders, as well as those issued by AOL Time Warner. Finally, the fund's utility bonds continued to work well for us.

SINCE 7/1/03, THE FUND HAS BEEN MANAGED BY ROBERT G. ALLEY, JAN H. FRIEDLI, CAROLYN L. GIBBS, AND SCOT W. JOHNSON.

PIE CHART:        SELECT INCOME FUND
                  ASSET DIVERSIFICATION
                  AS OF 8/31/03
                  [PIE CHART]

                  % OF TOTAL NET ASSETS

                  o  Corporate Bonds-Domestic...........74.58%
                  o  US Government Agency Obligations...12.40%
                  o  Corporate Bonds-Foreign.............3.52%
                  o  US Government Obligations...........3.02%
                  o  Foreign Government Obligations......1.13%
                  o  Municipal Notes.....................0.66%
                  o  Common and Preferred Stocks,
                  o  Rights & Warrants...................0.61%
                  o  Other Securities....................0.36%
                  o  Asset-Backed Securities.............0.30%
                  o  Net Cash & Cash Equivalents.........3.42%

LINE GRAPH: INVESCO SELECT INCOME FUND - INVESTOR CLASS, GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Investor Class to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (8/93) through 8/31/03.

                                                         Lehman Government/
         INVESCO Select Income Fund - Investor Class     Credit Bond Index(4)

8/93     $10,000                                         $10,000
8/94     $10,047                                         $ 9,767
8/95     $11,454                                         $10,889
8/96     $11,996                                         $11,294
8/97     $13,544                                         $12,403
8/98     $14,845                                         $13,821
8/99     $14,865                                         $13,861
8/00     $15,723                                         $14,872
8/01     $16,142                                         $16,740
8/02     $14,941                                         $18,062
8/03     $16,466                                         $19,048

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS A & B GROWTH OF $10,000(3)

This line graph  compares the value of a $10,000  investment  in INVESCO  Select
Income Fund - Class A and the value of a $10,000 investment in INVESCO Select Income Fund - Class B to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Select Income Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 8/31/03.

        INVESCO Select Income     INVESCO Select Income     Lehman Government/
        Fund - Class A            Fund - Class B            Credit Bond Index(4)

4/02    $10,000                   $10,000                   $10,000
8/02    $ 9,695                   $10,159                   $10,736
8/03    $10,609                   $10,705                   $11,322

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS C GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class C to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Select Income Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 8/31/03.

        INVESCO Select Income               Lehman Government/
        Fund - Class C                      Credit Bond Index(4)

2/00    $10,000                             $10,000
8/00    $10,404                             $10,548
8/01    $10,604                             $11,873
8/02    $ 9,742                             $12,811
8/03    $10,673                             $13,510

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS K GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class K to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 8/31/03.

        INVESCO Select Income               Lehman Government/
        Fund - Class K                      Credit Bond Index(4)

12/00   $10,000                             $10,000
 8/01   $10,215                             $10,957
 8/02   $ 9,455                             $11,823
 8/03   $10,397                             $12,468

(3) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(4) THE LEHMAN GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE OVERALL DOMESTIC FIXED-INCOME MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

ALTHOUGH THEY HAVE HIGHER RETURN POTENTIAL, HIGH YIELD BONDS ARE ALSO SUBJECT TO
GREATER  RISKS,  INCLUDING  THE  RISK  OF  DEFAULT,   COMPARED  TO  HIGHER-RATED
SECURITIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

MEET THE NEW MANAGEMENT TEAM

[PHOTOGRAPH OF ROBERT G. ALLEY OMITTED] [PHOTOGRAPH OF JAN H. FRIEDLI OMITTED]

ROBERT G. ALLEY, CFA (LEFT)
BOB ALLEY IS CHIEF FIXED-INCOME OFFICER OF A I M CAPITAL MANAGEMENT. HE JOINED THE FIRM IN 1992. HE BEGAN HIS INVESTMENT CAREER IN 1972. HE SERVED AS VICE PRESIDENT AND MANAGER OF FOREIGN EXCHANGE TRADING AND MONEY MARKET TRADING AT COMMERCE BANK OF KANSAS CITY. PRIOR TO JOINING AIM, BOB WAS A SENIOR PORTFOLIO MANAGER AT WADDELL & REED, INC. HE EARNED A BA IN ECONOMICS AND MBA FROM THE UNIVERSITY OF MISSOURI.

JAN H. FRIEDLI
JAN FRIEDLI, A SENIOR PORTFOLIO MANAGER, BEGAN HIS INVESTMENT CAREER IN 1990. MOST RECENTLY, HE WAS A GLOBAL FIXED-INCOME PORTFOLIO MANAGER FOR NICHOLAS-APPLEGATE CAPITAL MANAGEMENT FROM 1997 TO 1999. PRIOR TO THAT HE WORKED AT STRONG CAPITAL MANAGEMENT, PIMCO AND THE VANGUARD GROUP. HE JOINED AIM IN 1999. HE EARNED HIS BS IN COMPUTER SCIENCE FROM VILLANOVA UNIVERSITY AND AN MBA FROM THE UNIVERSITY OF CHICAGO.

[PHOTOGRAPH OF CAROLYN L. GIBBS OMITTED] [PHOTOGRAPH OF SCOT W. JOHNSON OMITTED]

CAROLYN L. GIBBS, CFA (LEFT)
CAROLYN GIBBS, A SENIOR PORTFOLIO MANAGER, HAS BEEN IN THE INVESTMENT BUSINESS SINCE 1983. PRIOR TO JOINING AIM, SHE WAS A FINANCIAL ANALYST AT NORTHWEST AIRLINES AND AN INTERNATIONAL INVESTMENT ANALYST WITH WADDELL & REED INC. SHE RECEIVED A BA IN ENGLISH FROM TEXAS CHRISTIAN UNIVERSITY AND AN MBA IN FINANCE FROM THE WHARTON SCHOOL AT THE UNIVERSITY OF PENNSYLVANIA.

SCOT W. JOHNSON, CFA
SCOT JOHNSON  JOINED AIM IN 1994 AS A JUNIOR  PORTFOLIO  ANALYST FOR  GOVERNMENT
SECURITIES AND WAS PROMOTED TO ASSISTANT PORTFOLIO MANAGER FOR AIM'S MONEY MARKET FUNDS LATER THAT YEAR. HE WAS NAMED TO HIS CURRENT POSITION AS SENIOR PORTFOLIO MANAGER IN 2003. HE EARNED HIS BA IN ECONOMICS AND AN MBA IN FINANCE FROM VANDERBILT UNIVERSITY.

YOUR FUND'S REPORT
TAX-FREE BOND FUND
FUND PERFORMANCE

DEAR SHAREHOLDER:

For the 12-month period ended August 31, 2003, the value of Tax-Free Bond Fund-Investor Class shares rose 2.31%, trailing the 3.14% gain posted by the Lehman Municipal Bond Index over the same period. (Of course, past performance is not a guarantee of future results.)(5),(6) For performance of other share classes, please see page 2.

For most of the year, whenever investors moved assets out of the stock market, fixed-income securities, including municipal bonds, benefited. Conversely, when stocks rallied, munis fell back.

PIE CHART:        TAX-FREE BOND FUND
                  CREDIT RATINGS ON LONG-
                  TERM BOND HOLDINGS
                  AS OF 8/31/03
                  [PIE CHART]

                  % OF LONG-TERM
                  BOND HOLDINGS

                  o  Aaa................................67.53%
                  o  Aa.................................15.26%
                  o  A..................................11.77%
                  o  Baa.................................3.52%
                  o  NR..................................1.92%

Interestingly, for the better part of the year, municipal yields had been falling faster than Treasury yields. At the peak of the market, on June 13, the generic 30-year AAA-rated general obligation muni bond offered a higher yield than the 30-year Treasury -- an unusual circumstance. Generally, muni yields are lower than the corresponding Treasury to account for the tax benefits of municipal bonds.

Within the municipal market, investors gravitated toward bonds on the short end of the yield curve, where interest rates declined the most. (The yield curve illustrates yields across a spectrum of maturities as of a certain date.) This trend hurt relative fund performance, as its duration was slightly longer than that of the market.

--------------------------------------------------------------------------------
                       TAX-FREE BOND FUND - TOP 10 STATES
                       % OF TOTAL NET ASSETS AS OF 8/31/03
--------------------------------------------------------------------------------
Texas........................................................19.55%
Indiana......................................................10.23%
Louisiana.....................................................7.52%
New York......................................................7.03%
Massachusetts.................................................6.25%
Illinois......................................................6.02%
Ohio..........................................................4.32%
Michigan......................................................4.11%
New Mexico....................................................2.77%
California....................................................2.74%
--------------------------------------------------------------------------------

Technically speaking, demand remained solid for most of the fiscal year and sufficiently absorbed the available supply, without pushing rates lower. As a result, valuations of municipals remain very attractive relative to Treasuries. So attractive, in fact, that we were able to purchase muni bonds across a range of maturities at higher yields than Treasury securities.

Looking ahead, we continue to be concerned about growing state budget deficits. Although demand for revenue bonds has remained strong in the face of deficits, demand for general obligation bonds has waned. In response, many states have attempted to trim deficits by selling tobacco bonds. Unfortunately, this strategy fails to adequately address the issue of overspending. Many municipal issuers of these bonds have consequently had their credit ratings downgraded. In light of this situation, we are conducting extensive credit research to avoid any future downgrades.

Recent economic data has investors believing that rates may trend even lower in the coming year. However, until inflation resurfaces, the Federal Reserve will likely continue to take a wait-and-see approach to monetary policy. In this uncertain environment, the goal of capital preservation is paramount. Hence, we will continue to seek a relatively stable net asset value and deliver tax-advantaged income to our shareholders.

LINE GRAPH: INVESCO TAX-FREE BOND FUND - INVESTOR CLASS, GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Investor Class to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/93) through 8/31/03.

              INVESCO Tax-Free Bond
              Fund - Investor Class          Lehman Municipal Bond Index(6)

8/93          $10,000                        $10,000
8/94          $ 9,903                        $10,014
8/95          $10,525                        $10,901
8/96          $11,130                        $11,472
8/97          $11,964                        $12,533
8/98          $12,843                        $13,617
8/99          $12,715                        $13,685
8/00          $13,520                        $14,611
8/01          $14,876                        $16,100
8/02          $15,604                        $17,105
8/03          $15,971                        $17,642

LINE GRAPH: INVESCO TAX-FREE BOND FUND - CLASS A & B, GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class A and the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class B to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Tax-Free Bond Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 8/31/03.

         INVESCO Tax-Free Bond     INVESCO Tax-Free Bond     Lehman Municipal
         Fund - Class A            Fund - Class B            Bond Index(6)

4/02     $10,000                   $10,000                   $10,000
8/02     $10,129                   $10,597                   $10,625
8/03     $10,318                   $10,345                   $10,959

LINE GRAPH: INVESCO TAX-FREE BOND FUND - CLASS C, GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class C to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Tax-Free Bond Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 8/31/03.

         INVESCO Tax-Free Bond               Lehman Municipal
         Fund - Class C                      Bond Index(6)

2/00     $10,000                             $10,000
8/00     $10,671                             $10,679
8/01     $13,150                             $11,767
8/02     $13,694                             $12,501
8/03     $13,929                             $12,894

(5) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. INCOME FROM TAX-FREE BOND FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES, AS WELL AS TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

(6) THE LEHMAN MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE BROAD TAX-EXEMPT BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT TEAM

[PHOTOGRAPH OF RICHARD A. BERRY OMITTED]

RICHARD A. BERRY, CFA
RICHARD BERRY IS A SENIOR PORTFOLIO MANAGER WHO BEGAN HIS INVESTMENT CAREER IN 1968, AND HAS WORKED FOR AIM SINCE 1987. HE HAS A BA AND MBA FROM TEXAS CHRISTIAN UNIVERSITY.

[PHOTOGRAPH OF STEPHEN D. TURMAN OMITTED]

STEPHEN D. TURMAN, CFA
PORTFOLIO MANAGER STEPHEN TURMAN JOINED AIM IN 1985. HE HOLDS A BBA IN FINANCE FROM THE UNIVERSITY OF TEXAS AT ARLINGTON.

YOUR FUND'S REPORT
U.S. GOVERNMENT SECURITIES FUND
FUND PERFORMANCE

DEAR SHAREHOLDER:

For the 12-month period ended August 31, 2003, the value of U.S. Government Securities Fund-Investor Class shares rose 1.01%. This return lagged that of the Lehman Government Long Bond Index, which gained 2.71% over the same period. (Of course, past performance is not a guarantee of future results.)(7),(8) For performance of other share classes, please see page 2.

It was a volatile time for government bonds. The first half of the period saw the market repeatedly "fly to quality." Whether it was the persistently sluggish economy, the threat of terrorism, or concerns about another military conflict with Iraq, investors were fed a steady diet of worrisome developments. As a result of these concerns, throughout the first six months of the period, investors repeatedly moved away from investments believed to possess a more aggressive risk/reward profile, and into investments regarded as "safe havens." Government bonds were the primary beneficiaries of this rotation.

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES FUND -
                           TOP BOND HOLDING BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 8/31/03
--------------------------------------------------------------------------------
US Treasury Notes............................................39.14%
Fannie Mae...................................................32.32%
Government National Mortgage Association I & II..............20.44%
Government National Mortgage Association I....................5.63%
US Treasury Bonds.............................................2.40%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

The second half of the period was a different story. The coalition's success in liberating Iraq brought newfound confidence that spurred investors back into equities. Economic data that suggested the recovery was finally gaining traction further encouraged investors' appetite for more aggressive opportunities. Consequently, government bonds moved lower, but their declines were tempered somewhat by the Fed's continued bias toward easing.

In the end, government bonds finished the period higher. However, this asset class underperformed other more aggressive investments, including stocks and investment-grade and high yield bonds. As outlined above, the fund did advance, benefiting from its short duration, an underweighted exposure to Treasuries, and an overweighted exposure in mortgage-backed securities, which capture features of stability, safety and yield.

Going forward, we continue to believe the longer-term economic trend is toward recovery. With this in mind, the fund's bias remains toward spread products at the expense of Treasuries. Meanwhile, we have taken steps to lengthen the fund's duration to bring it more in line with its benchmark.

SINCE 7/1/03, THE FUND HAS BEEN MANAGED BY CLINT DUDLEY AND SCOT W. JOHNSON.

PIE CHART:        U.S. GOVERNMENT
                  SECURITIES FUND
                  ASSET DIVERSIFICATION
                  AS OF 8/31/03
                  [PIE CHART]

                  % OF TOTAL NET ASSETS

                  o  US Government
                     Agency Obligations.................58.39%
                  o  US Government Obligations..........41.54%
                  o  Net Cash & Cash Equivalents.........0.07%

LINE GRAPH:  INVESCO U.S. GOVERNMENT  SECURITIES FUND - INVESTOR CLASS GROWTH OF
             $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Investor Class to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (8/93) through 8/31/03.

       INVESCO U.S. Government                   Lehman Government
       Securities Fund - Investor Class          Long Bond Index(8)

8/93   $10,000                                   $10,000
8/94   $ 9,347                                   $ 9,245
8/95   $10,504                                   $10,820
8/96   $10,639                                   $10,978
8/97   $11,814                                   $12,449
8/98   $13,556                                   $15,044
8/99   $13,094                                   $14,293
8/00   $14,287                                   $15,954
8/01   $15,771                                   $17,889
8/02   $16,962                                   $19,864
8/03   $17,137                                   $20,403

LINE GRAPH:  INVESCO  U.S.  GOVERNMENT  SECURITIES  FUND - CLASS A & B GROWTH OF
             $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class A(9) and the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class B to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO U.S. Government Securities Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 8/31/03.

       INVESCO U.S. Government          INVESCO U.S. Government       Lehman Government
       Securities Fund - Class A(9)     Securities Fund - Class B     Long Bond Index(8)
4/02   $10,000                          $10,000                       $10,000
8/02   $12,484                          $10,753                       $11,419
8/03   $12,591                          $10,397                       $11,728

LINE  GRAPH:  INVESCO  U.S.  GOVERNMENT  SECURITIES  FUND -  CLASS C  GROWTH  OF
              $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class C to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO U.S. Government Securities Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 8/31/03.

       INVESCO U.S. Government                 Lehman Government
       Securities Fund - Class C               Long Bond Index(8)

2/00   $10,000                                 $10,000
8/00   $10,716                                 $10,850
8/01   $11,700                                 $12,166
8/02   $12,488                                 $13,509
8/03   $12,579                                 $13,875

(7) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. FUND SHARES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

(8) THE LEHMAN GOVERNMENT LONG BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE LONGER-TERM GOVERNMENT BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

(9) GROWTH OF $10,000 REFLECTS LARGE FLUCTUATIONS IN ASSET SIZE AND SHAREHOLDER TRANSACTIONS.

MEET THE NEW MANAGEMENT TEAM

[PHOTOGRAPH OF CLINT DUDLEY OMITTED]

CLINT DUDLEY, CFA
PORTFOLIO MANAGER CLINT DUDLEY JOINED AIM IN 1998 AS A SYSTEMS ANALYST IN THE INFORMATION TECHNOLOGY DEPARTMENT. HE WAS PROMOTED TO MONEY MARKET PORTFOLIO MANAGER IN 2000 AND ASSUMED HIS CURRENT DUTIES IN 2001. HE HOLDS A BBA AND AN MBA FROM BAYLOR UNIVERSITY.

[PHOTOGRAPH OF SCOT W. JOHNSON OMITTED]

SCOT W. JOHNSON, CFA
SCOT JOHNSON  JOINED AIM IN 1994 AS A JUNIOR  PORTFOLIO  ANALYST FOR  GOVERNMENT
SECURITIES AND WAS PROMOTED TO ASSISTANT PORTFOLIO MANAGER FOR AIM'S MONEY MARKET FUNDS LATER THAT YEAR. HE WAS NAMED TO HIS CURRENT POSITION AS SENIOR PORTFOLIO MANAGER IN 2003. HE EARNED HIS BA IN ECONOMICS AND MBA IN FINANCE FROM VANDERBILT UNIVERSITY.

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO BOND FUNDS, INC.
AUGUST 31, 2003

                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
85.98  FIXED INCOME SECURITIES -- CORPORATE BONDS
1.43   AEROSPACE & DEFENSE
       Armor Holdings, Sr Sub Notes(a), 8.250%, 8/15/2013                                            $    425,000   $    439,875
       GenCorp Inc, Sr Sub Notes(a), 9.500%, 8/15/2013                                               $    640,000        648,000
       Hexcel Corp, Sr Sub Notes, 9.750%, 1/15/2009                                                  $    830,000        859,050
       L-3 Communications, Sr Sub Notes, 7.625%, 6/15/2012                                           $  1,275,000      1,326,000
       Orbital Sciences, Sr Notes(a), 9.000%, 7/15/2011                                              $    775,000        778,875
       Transdigm Inc Funding, Sr Sub Notes(a), 8.375%, 7/15/2011                                     $    385,000        402,325
       Westinghouse Air Brake Technologies, Sr Notes(a), 6.875%, 7/31/2013                           $    320,000        316,800

==================================================================================================================================
                                                                                                                       4,770,925
0.46   AGRICULTURAL PRODUCTS
       Central Garden & Pet, Sr Sub Notes, 9.125%, 2/1/2013                                          $  1,440,000      1,519,200
==================================================================================================================================
0.43   AIR FREIGHT & COURIERS
       Northwest Airlines, Notes, 8.875%, 6/1/2006                                                   $    250,000        180,000
       Petroleum Helicopters, Sr Notes, Series B, 9.375%, 5/1/2009                                   $  1,165,000      1,269,850
==================================================================================================================================
                                                                                                                       1,449,850
0.18   AIRLINES
       Delta Air Lines, Notes, 7.900%, 12/15/2009                                                    $    850,000        607,750
==================================================================================================================================
0.39   APPAREL, ACCESSORIES & LUXURY GOODS
       Phillips Van-Heusen, Sr Notes(a), 8.125%, 5/1/2013                                            $    400,000        405,000
       Warnaco Inc, Sr Notes(a), 8.875%, 6/15/2013                                                   $    850,000        884,000
==================================================================================================================================
                                                                                                                       1,289,000
2.79   AUTO PARTS & EQUIPMENT
       American Axle & Manufacturing, Sr Sub Notes, 9.750%, 3/1/2009                                 $  1,000,000      1,075,000
       Collins & Aikman Products, Sr Notes, 10.750%, 12/31/2011                                      $  1,020,000        897,600
       Dana Corp, Notes, 10.125%, 3/15/2010                                                          $  1,800,000      1,939,500
       Dura Operating, Sr Notes, Series B, 8.625%, 4/15/2012                                         $    830,000        842,450
       Metaldyne Corp, Sr Sub Notes, 11.000%, 6/15/2012                                              $  1,275,000      1,109,250
       Tenneco Automotive, Sr Sub Notes, Series B, 11.625%, 10/15/2009                               $    960,000        878,400
       TRW Automotive Acquisition, Sr Notes(a), 9.375%, 2/15/2013                                    $    800,000        888,000
       United Components, Sr Sub Notes(a), 9.375%, 6/15/2013                                         $    830,000        850,750
       Universal Compression, Sr Notes(a), 7.250%, 5/15/2010                                         $    825,000        833,250
==================================================================================================================================
                                                                                                                       9,314,200
1.57   BROADCASTING -- RADIO/TV
       Allbritton Communications, Sr Sub Notes, 7.750%, 12/15/2012                                   $    190,000        194,750
       Interep National Radio Sales, Sr Sub Notes, Series B, 10.000%, 7/1/2008                       $    390,000        339,300
       Paxson Communications, Sr Sub Discount Step-Up Notes, Zero Coupon(b), 1/15/2009               $  1,000,000        800,000
       XM Satellite Radio, Sr Secured Notes(a), 12.000%, 6/15/2010                                   $  3,150,000      3,118,500
       Young Broadcasting, Sr Sub Notes, 10.000%, 3/1/2011                                           $    735,000   $    790,125
==================================================================================================================================
                                                                                                                       5,242,675

                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
0.99   BUILDING PRODUCTS
       Schuler Homes, Sr Sub Exchange Notes, 10.500%, 7/15/2011                                      $  3,000,000      3,315,000
==================================================================================================================================
3.82   CABLE & SATELLITE OPERATORS
       Adelphia Communications, Sr Notes(c)(d), 10.250%, 6/15/2011                                   $  1,750,000      1,181,250
       Avalon Cable Holdings LLC, Sr Discount Step-Up Notes, Zero Coupon(b), 12/1/2008               $    840,000        826,350
       Century Communications, Sr Notes(c)(d), 9.500%, 3/1/2005                                      $    925,000        629,000
       Charter Communications Holdings LLC/Charter Communications Holdings Capital
         Sr Notes, 8.250%, 4/1/2007                                                                  $  1,500,000      1,207,500
       DirecTV Holdings LLC/DirecTV Financing, Sr Notes(a), 8.375%, 3/15/2013                        $  2,000,000      2,185,000
       EchoStar DBS, Sr Notes, 9.125%, 1/15/2009                                                     $  1,500,000      1,661,250
       LodgeNet Entertainment, Sr Sub Notes, 9.500%, 6/15/2013                                       $    415,000        428,488
       Mediacom Broadband LLC, Sr Notes, 11.000%, 7/15/2013                                          $  1,050,000      1,144,500
       Renaissance Media Group LLC/Renaissance Media Capital, Sr Discount Notes, 10.000%, 4/15/2008  $  3,498,000      3,498,000
==================================================================================================================================
                                                                                                                      12,761,338
3.49   CASINOS & GAMING
       Argosy Gaming, Sr Sub Notes, 9.000%, 9/1/2011                                                 $  1,375,000      1,481,562
       Chumash Casino & Resort Enterprise, Sr Notes(a), 9.000%, 7/15/2010                            $    785,000        828,175
       Hollywood Park/Hollywood Park Operating, Sr Sub Notes, Series B, 9.500%, 8/1/2007             $  1,710,000      1,727,100
       Park Place Entertainment, Sr Sub Notes
         8.125%, 5/15/2011                                                                           $  3,615,000      3,904,200
         7.875%, 12/15/2005                                                                          $  1,150,000      1,210,375
       Penn National Gaming, Sr Sub Notes, Series B, 11.125%, 3/1/2008                               $  2,230,000      2,486,450
==================================================================================================================================
                                                                                                                      11,637,862
0.40   CONSTRUCTION MACHINERY, FARM MACHINERY & HEAVY TRUCKS
       Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                                                   $  1,260,000      1,345,050
==================================================================================================================================
0.48   CRUISE LINES
       Royal Caribbean Cruises Ltd, Sr Notes, 8.750%, 2/2/2011                                       $  1,500,000      1,590,000
==================================================================================================================================
0.60   DEPARTMENT STORES
       J.C. Penney, Notes, 8.000%, 3/1/2010                                                          $  1,935,000      2,007,563
==================================================================================================================================
1.35   DISTRIBUTORS
       Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr Notes, 8.750%, 6/15/2012               $  1,935,000      2,051,100
       Herbalife International, Sr Sub Notes, Series B, 11.750%, 7/15/2010                           $    425,000        471,750
       United Auto Group, Sr Sub Notes, 9.625%, 3/15/2012                                            $  1,850,000      1,981,813
==================================================================================================================================
                                                                                                                       4,504,663
1.73   DIVERSIFIED CHEMICALS
       Equistar Chemicals LP/Equistar Funding, Sr Notes, 10.125%, 9/1/2008                           $    825,000        825,000
       FMC Corp, Sr Secured Notes, 10.250%, 11/1/2009                                                $    335,000        378,550
       Huntsman Advanced Materials LLC, Sr Secured Notes(a), 11.000%, 7/15/2010                      $    830,000        875,650
       Huntsman International LLC, Sr Notes
         9.875%, 3/1/2009                                                                            $  1,250,000      1,287,500
         9.875%(a), 3/1/2009                                                                         $  1,385,000      1,426,550
       Lyondell Chemical, Sr Secured Notes, Series B, 9.875%, 5/1/2007                               $  1,000,000        990,000
==================================================================================================================================
                                                                                                                       5,783,250

                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
1.57   DIVERSIFIED COMMERCIAL SERVICES
       Corrections Corp of America, Sr Notes
         9.875%, 5/1/2009                                                                            $    915,000   $  1,008,787
         7.500%, 5/1/2011                                                                            $  1,000,000      1,015,000
       Iron Mountain, Sr Sub Notes, 6.625%, 1/1/2016                                                 $  1,660,000      1,556,250
       Pierce Leahy Command, Sr Notes, 8.125%, 5/15/2008                                             $  1,039,000      1,070,170
       Wackenhut Corrections, Sr Notes(a), 8.250%, 7/15/2013                                         $    590,000        598,850
==================================================================================================================================
                                                                                                                       5,249,057
2.52   DIVERSIFIED FINANCIAL SERVICES
       Gemstone Investors Ltd, Sr Notes(a), 7.710%, 10/31/2004                                       $  1,000,000        987,500
       Madison River Capital LLC/Madison River Finance, Sr Notes, Series B, 13.250%, 3/1/2010        $  2,655,000      2,601,900
       PDVSA Finance Ltd, Notes, 8.500%, 11/16/2012                                                  $  1,650,000      1,427,250
       Qwest Capital Funding, Notes
         7.250%, 2/15/2011                                                                           $  3,140,000      2,653,300
         7.000%, 8/3/2009                                                                            $    850,000        726,750
==================================================================================================================================
                                                                                                                       8,396,700
0.40   DIVERSIFIED METALS & MINING
       Peabody Energy, Sr Notes, Series B, 6.875%, 3/15/2013                                         $  1,320,000      1,320,000
==================================================================================================================================
4.50   ELECTRIC UTILITIES
       Calpine Corp
         Sr Notes, 8.250%, 8/15/2005                                                                 $    850,000        765,000
         Sr Secured Notes(a), 8.750%, 7/15/2013                                                      $  3,605,000      3,388,700
       CMS Energy, Sr Notes(a), 7.750%, 8/1/2010                                                     $    290,000        275,137
       Consumers Energy, 1st & Refunding Mortgage Notes, 7.375%, 9/15/2023                           $  1,840,000      1,866,266
       Mission Energy Holdings, Sr Secured Notes, 13.500%, 7/15/2008                                 $  3,495,000      1,957,200
       Nevada Power, General & Refunding Mortgage Notes, Series E, 10.875%, 10/15/2009               $    625,000        688,281
       Niagara Mohawk Power, 1st Mortgage Notes, 9.750%, 11/1/2005                                   $  3,200,000      3,654,694
       PSEG Energy Holdings LLC, Sr Notes, 7.750%, 4/16/2007                                         $  1,000,000        975,000
       TECO Energy
         Notes, 7.000%, 5/1/2012                                                                     $  1,330,000      1,238,563
         Sr Notes, 7.500%, 6/15/2010                                                                 $    215,000        210,969
==================================================================================================================================
                                                                                                                      15,019,810
0.57   ELECTRONIC EQUIPMENT MANUFACTURERS
       Flextronics International Ltd, Sr Sub Notes(a), 6.500%, 5/15/2013                             $  2,000,000      1,915,000
==================================================================================================================================
1.60   ENVIRONMENTAL SERVICES
       Allied Waste North America
         Sr Notes, 7.875%, 4/15/2013                                                                 $  1,390,000      1,417,800
         Sr Notes, Series B, 9.250%, 9/1/2012                                                        $  1,000,000      1,080,000
         Sr Secured Notes, Series B, 8.875%, 4/1/2008                                                $    850,000        911,625
       IESI Corp, Sr Sub Notes, 10.250%, 6/15/2012                                                   $    515,000        545,900
       Synagro Technologies, Sr Sub Notes, 9.500%, 4/1/2009                                          $  1,280,000      1,369,600
==================================================================================================================================
                                                                                                                       5,324,925
1.02   FERTILIZERS & AGRICULTURAL CHEMICALS
       IMC Global, Sr Notes
         11.250%, 6/1/2011                                                                           $  1,450,000      1,500,750
         10.875%(a), 8/1/2013                                                                        $  1,870,000      1,916,750
==================================================================================================================================
                                                                                                                       3,417,500


                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
0.25   FOOD DISTRIBUTORS
       Ahold Finance, Notes, 8.250%, 7/15/2010                                                       $    830,000   $    842,450
==================================================================================================================================
1.02   HEALTH CARE EQUIPMENT
       Advanced Medical Optics, Sr Sub Notes, 9.250%, 7/15/2010                                      $  1,386,000      1,510,740
       Ardent Health Services, Sr Sub Notes(a), 10.000%, 8/15/2013                                   $    425,000        430,844
       Medex Inc, Sr Sub Notes(a), 8.875%, 5/15/2013                                                 $  1,400,000      1,456,000
==================================================================================================================================
                                                                                                                       3,397,584
2.39   HEALTH CARE FACILITIES
       Alderwoods Group, Notes, 12.250%, 1/2/2009                                                    $  2,140,000      2,289,800
       Extendicare Health Services, Sr Notes, 9.500%, 7/1/2010                                       $  2,145,000      2,300,512
       Hanger Orthopedic Group, Sr Notes, 10.375%, 2/15/2009                                         $  1,000,000      1,110,000
       United Surgical Partners Holdings, Sr Sub Notes, 10.000%, 12/15/2011                          $  2,100,000      2,257,500
==================================================================================================================================
                                                                                                                       7,957,812
0.31   HEALTH CARE SERVICES
       Fisher Scientific International, Sr Sub Notes(a), 8.125%, 5/1/2012                            $  1,000,000      1,035,000
==================================================================================================================================
0.25   HOME FURNISHINGS
       Sealy Mattress, Sr Sub Notes, Series F, 9.875%, 12/15/2007                                    $    850,000        833,000
==================================================================================================================================
0.32   HOTELS & RESORTS
       Host Marriott LP, Sr Notes, Series I, 9.500%, 1/15/2007                                       $  1,000,000      1,060,000
==================================================================================================================================
0.26   INDUSTRIAL CONGLOMERATES
       Knology Inc, Sr Notes(a)(e), 13.000%, 11/30/2009                                              $  1,000,000        870,000
==================================================================================================================================
0.77   INDUSTRIAL MACHINERY
       Case New Holland, Sr Notes(a), 9.250%, 8/1/2011                                               $  2,030,000      2,139,112
       Rexnord Corp, Sr Sub Notes, 10.125%, 12/15/2012                                               $    395,000        424,625
==================================================================================================================================
                                                                                                                       2,563,737
0.84   INTEGRATED OIL & GAS
       El Paso Energy Partners LP/El Paso Energy Partners Finance, Sr Sub Notes,
         Series B
         10.625%, 12/1/2012                                                                          $  1,140,000      1,312,425
         8.500%, 6/1/2011                                                                            $  1,415,000      1,503,437
==================================================================================================================================
                                                                                                                       2,815,862
8.40   INTEGRATED TELECOMMUNICATION SERVICES
       Block Communications, Sr Sub Notes, 9.250%, 4/15/2009                                         $  2,250,000      2,385,000
       CFW Communications, Sr Notes(d), 13.000%, 8/15/2010                                           $  7,250,000      5,446,562
       COLT Telecom Group PLC, Sr Discount Notes, 12.000%, 12/15/2006                                $  2,273,000      2,284,365
       Crown Castle International, Sr Notes, 9.375%, 8/1/2011                                        $  4,500,000      4,691,250
       MJD Communications, Sr Sub Notes, Series B, 9.500%, 5/1/2008                                  $    825,000        783,750
       Nortel Networks Ltd, Notes, 6.125%, 2/15/2006                                                 $  1,350,000      1,316,250
       Ntelos Inc, Sr Convertible Notes(i)(l)(n), 9.000%, 8/15/2013                                  $  4,950,000      4,950,000
       Qwest Services, Sr Sub Notes(a), 13.000%, 12/15/2007                                          $  1,000,000      1,105,000
       US WEST Communications, Notes
         7.200%, 11/1/2004                                                                           $  3,515,000      3,567,725
         5.650%, 11/1/2004                                                                           $  1,500,000      1,492,500
==================================================================================================================================
                                                                                                                      28,022,402
1.13   LEISURE FACILITIES
       Intrawest Corp
         Sr Exchange Notes, 10.500%, 2/1/2010                                                        $    405,000        435,375
         Sr Notes, 9.750%, 8/15/2008                                                                 $  1,250,000      1,300,000
       Six Flags, Sr Notes, 8.875%, 2/1/2010                                                         $  2,200,000   $  2,024,000
==================================================================================================================================
                                                                                                                       3,759,375

                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------

0.36   MANAGED HEALTH CARE
       Rotech Healthcare, Sr Sub Notes, 9.500%, 4/1/2012                                             $  1,150,000      1,196,000
==================================================================================================================================
0.26   MARINE
       Overseas Shipholding Group, Sr Notes, 8.250%, 3/15/2013                                       $    825,000        849,750
==================================================================================================================================
0.29   MARINE PORTS & SERVICES
       Seabulk International, Sr Notes(a), 9.500%, 8/15/2013                                         $    970,000        962,725
==================================================================================================================================
3.25   METAL & GLASS CONTAINERS
       Anchor Glass Container, Sr Secured Notes, Series B, 11.000%, 2/15/2013                        $  1,665,000      1,827,337
       BWAY Corp, Sr Sub Notes(a), 10.000%, 10/15/2010                                               $    800,000        824,000
       Crown European Holdings SA, Sr Secured Notes(a)
         10.875%, 3/1/2013                                                                           $  1,000,000      1,105,000
         9.500%, 3/1/2011                                                                            $  2,720,000      2,896,800
       Owens-Brockway Glass Containers
         Sr Notes(a), 8.250%, 5/15/2013                                                              $  1,250,000      1,262,500
         Sr Secured Notes(a), 7.750%, 5/15/2011                                                      $    830,000        830,000
       Owens-Illinois Inc, Sr Deb, 7.500%, 5/15/2010                                                 $  1,900,000      1,805,000
       United States Can, Sr Secured Notes(a), 10.875%, 7/15/2010                                    $    290,000        287,825
==================================================================================================================================
                                                                                                                      10,838,462
1.92   MOVIES & ENTERTAINMENT
       AMC Entertainment, Sr Sub Notes, 9.875%, 2/1/2012                                             $  4,000,000      4,310,000
       IMAX Corp, Sr Notes, 7.875%, 12/1/2005                                                        $  2,150,000      2,107,000
==================================================================================================================================
                                                                                                                       6,417,000
2.16   MULTI-UTILITIES
       AES Corp
         Sr Secured Notes(a), 8.750%, 5/15/2013                                                      $  1,290,000      1,312,575
         Sr Sub Exchange Notes, 8.500%, 11/1/2007                                                    $  1,840,000      1,738,800
       Aquila Inc, Sr Notes, 11.875%, 7/1/2012                                                       $  1,135,000      1,271,200
       El Paso Production Holdings, Sr Notes(a), 7.750%, 6/1/2013                                    $  2,115,000      2,051,550
       Utilicorp United, Sr Notes, 6.875%, 10/1/2004                                                 $    850,000        820,250
==================================================================================================================================
                                                                                                                       7,194,375
1.25   NATURAL GAS PIPELINES
       Dynegy Holdings, Sr Secured Notes(a), 10.125%, 7/15/2013                                      $  1,120,000      1,159,200
       Northwest Pipeline
         Deb, 6.625%, 12/1/2007                                                                      $  1,500,000      1,492,500
         Sr Notes, 8.125%, 3/1/2010                                                                  $    630,000        655,200
       Williams Cos, Sr Notes, 8.625%, 6/1/2010                                                      $    830,000        863,200
==================================================================================================================================
                                                                                                                       4,170,100
0.44   OFFICE ELECTRONICS
       Xerox Corp, Sr Notes, 7.625%, 6/15/2013                                                       $  1,515,000      1,477,125
==================================================================================================================================
0.51   OFFICE SERVICES & SUPPLIES
       Moore North American Finance, Sr Notes(a), 7.875%, 1/15/2011                                  $  1,650,000      1,707,750
==================================================================================================================================
1.62   OIL & GAS DRILLING
       Pride International, Sr Notes, 10.000%, 6/1/2009                                              $  5,000,000      5,400,000
==================================================================================================================================


                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
1.79   OIL & GAS EQUIPMENT & SERVICES
       Grant Prideco, Sr Notes
         9.000%, 12/15/2009                                                                          $    790,000   $    831,475
         Series B, 9.625%, 12/1/2007                                                                 $  1,475,000      1,570,875
       Gulfmark Offshore, Sr Notes, 8.750%, 6/1/2008                                                 $  3,600,000      3,582,000
==================================================================================================================================
                                                                                                                       5,984,350
3.75   OIL & GAS EXPLORATION & PRODUCTION
       Chesapeake Energy, Sr Notes, Series B, 8.500%, 3/15/2012                                      $  2,680,000      2,814,000
       Comstock Resources, Sr Notes, 11.250%, 5/1/2007                                               $  2,000,000      2,135,000
       Encore Acquisition, Sr Sub Notes, 8.375%, 6/15/2012                                           $    450,000        468,000
       Houston Exploration, Sr Sub Notes(a), 7.000%, 6/15/2013                                       $    825,000        808,500
       Parker & Parsley Petroleum, Sr Notes, 8.875%, 4/15/2005                                       $  2,550,000      2,754,000
       Vintage Petroleum, Sr Notes, 8.250%, 5/1/2012                                                 $  1,685,000      1,769,250
       Westport Resources, Sr Sub Notes
         8.250%(a), 11/1/2011                                                                        $    485,000        518,950
         8.250%, 11/1/2011                                                                           $  1,165,000      1,246,550
==================================================================================================================================
                                                                                                                      12,514,250
1.35   OIL & GAS REFINING & MARKETING & TRANSPORTATION
       CITGO Petroleum, Sr Notes(a), 11.375%, 2/1/2011                                               $  1,710,000      1,906,650
       Premcor Refining Group, Sr Notes
         9.500%, 2/1/2013                                                                            $  1,665,000      1,798,200
         7.500%(a), 6/15/2015                                                                        $    840,000        810,600
==================================================================================================================================
                                                                                                                       4,515,450
1.10   PACKAGED FOODS & MEATS
       Del Monte, Sr Sub Notes(a), 8.625%, 12/15/2012                                                $  1,505,000      1,567,081
       Dole Foods, Sr Notes(a), 8.875%, 3/15/2011                                                    $  1,990,000      2,089,500
==================================================================================================================================
                                                                                                                       3,656,581
2.89   PAPER PRODUCTS
       Appleton Papers, Sr Sub Notes, Series B, 12.500%, 12/15/2008                                  $  1,490,000      1,616,650
       Bowater Inc, Notes(a), 6.500%, 6/15/2013                                                      $  2,460,000      2,203,351
       Cascades Inc, Sr Notes(a), 7.250%, 2/15/2013                                                  $  1,595,000      1,575,063
       Georgia-Pacific Corp, Sr Notes(a), 9.375%, 2/1/2013                                           $  1,625,000      1,742,813
       MDP Acquisitions PLC, Sr Notes, 9.625%, 10/1/2012                                             $  1,565,000      1,690,200
       Norske Skog Canada Ltd, Sr Notes(a), Series C, 8.625%, 6/15/2011                              $    800,000        814,000
==================================================================================================================================
                                                                                                                       9,642,077
1.30   PHARMACEUTICALS
       aaiPharma Inc, Sr Sub Notes, 11.000%, 4/1/2010                                                $  3,050,000      3,339,750
       AmerisourceBergen Corp, Sr Notes, 7.250%, 11/15/2012                                          $  1,000,000      1,010,000
==================================================================================================================================
                                                                                                                       4,349,750
2.48   PUBLISHING & PRINTING
       Dex Media East LLC/Dex Media East Finance, Sr Notes, Series B, 9.875%, 11/15/2009             $  1,175,000      1,330,687
       Hollinger International Publishing, Sr Notes, 9.000%, 12/15/2010                              $  1,465,000      1,519,938
       Mail-Well I, Sr Notes, 9.625%, 3/15/2012                                                      $  2,275,000      2,400,125
       Nebraska Book, Sr Sub Notes, 8.750%, 2/15/2008                                                $  1,825,000      1,861,500
       Primedia Inc, Sr Notes(a), 8.000%, 5/15/2013                                                  $    315,000        318,150
       Sun Media, Sr Notes, 7.625%, 2/15/2013                                                        $    825,000        851,813
==================================================================================================================================
                                                                                                                       8,282,213


                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
0.48   REAL ESTATE INVESTMENT TRUSTS
       Ventas Realty LP/Ventas Capital, Sr Notes, 8.750%, 5/1/2009                                   $  1,525,000   $  1,601,250
==================================================================================================================================
0.31   SEMICONDUCTOR EQUIPMENT
       Amkor Technology, Sr Notes(a), 7.750%, 5/15/2013                                              $  1,075,000      1,045,437
==================================================================================================================================
0.27   SOFT DRINKS
       Cott Beverages, Sr Sub Notes, Series B, 8.000%, 12/15/2011                                    $    850,000        888,250
==================================================================================================================================
1.75   SPECIALTY CHEMICALS
       Millennium America, Sr Notes
         9.250%(a), 6/15/2008                                                                        $    825,000        853,875
         9.250%, 6/15/2008                                                                           $  1,285,000      1,329,975
       OM Group, Sr Sub Notes, 9.250%, 12/15/2011                                                    $    890,000        854,400
       Resolution Performance Products LLC/Resolution Performance Products
         Capital Sr Secured Notes, 9.500%, 4/15/2010                                                 $    800,000        792,000
       Rhodia SA, Sr Notes(a), 7.625%, 6/1/2010                                                      $    825,000        841,500
       Westlake Chemical, Sr Notes(a), 8.750%, 7/15/2011                                             $  1,150,000      1,173,000
==================================================================================================================================
                                                                                                                       5,844,750
0.60   SPECIALTY STORES
       United Rentals, Sr Sub Notes, Series B, 8.800%, 8/15/2008                                     $  2,035,000      1,994,300
==================================================================================================================================
1.50   STEEL
       IPSCO Inc, Sr Notes(a), 8.750%, 6/1/2013                                                      $    415,000        425,375
       Jarden Corp, Sr Sub Notes, 9.750%, 5/1/2012                                                   $  1,550,000      1,604,250
       Steel Dynamics, Sr Notes, 9.500%, 3/15/2009                                                   $  2,010,000      2,150,700
       United States Steel, Sr Notes, 9.750%, 5/15/2010                                              $    820,000        832,300
==================================================================================================================================
                                                                                                                       5,012,625
0.28   TEXTILES
       Collins & Aikman Floorcoverings, Sr Sub Notes, Series B, 9.750%, 2/15/2010                    $    900,000        922,500
==================================================================================================================================
0.26   TRUCKING
       Laidlaw International, Sr Notes(a), 10.750%, 6/15/2011                                        $    825,000        866,250
==================================================================================================================================
5.58   WIRELESS TELECOMMUNICATION SERVICES
       Alamosa PCS Holdings, Sr Discount Step-Up Notes, Zero Coupon(b), 2/15/2010                    $  1,700,000      1,249,500
       American Tower, Sr Notes, 9.375%, 2/1/2009                                                    $  1,000,000      1,012,500
       American Tower Escrow, Sr Sub Discount Notes, 12.250%, 8/1/2008                               $  2,870,000      1,894,200
       Centennial Communications/Centennial Cellular Operating LLC, Sr Notes(a),
         10.125%, 6/15/2013                                                                          $  1,600,000      1,656,000
       Nextel Communications, Sr Serial Redeemable Notes
         9.375%, 11/15/2009                                                                          $  2,305,000      2,489,400
         7.375%, 8/1/2015                                                                            $    575,000        576,438
       Nextel Partners, Sr Notes(a), 8.125%, 7/1/2011                                                $    830,000        800,950
       NII Holdings Ltd, Sr Secured Discount Step-Up Notes, Zero Coupon(b), 11/1/2009                $  1,012,189        974,232
       Rural Cellular
         Sr Notes(a), 9.875%, 2/1/2010                                                               $    950,000        940,500
         Sr Sub Notes, 9.750%, 1/15/2010                                                             $  3,425,000      3,082,500
       Triton PCS, Sr Notes(a), 8.500%, 6/1/2013                                                     $  1,155,000      1,235,850
       Ubiquitel Operating, Sr Sub Discount Step-Up Notes(a), Zero Coupon(b), 5/15/2010              $    950,000        579,500
       US Unwired, Sr Sub Discount Step-Up Notes, Series B, Zero Coupon(b), 11/1/2009                $  2,025,000      1,123,875
       Western Wireless, Sr Notes(a), 9.250%, 7/15/2013                                              $    985,000        985,000
==================================================================================================================================
                                                                                                                      18,600,445
       TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $278,132,668)                                                   286,872,305
==================================================================================================================================


                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
3.48   COMMON STOCKS, RIGHTS & WARRANTS
0.01   BROADCASTING -- RADIO/TV
       XM Satellite Radio Warrants(a)(f) (Exp 2010)                                                         3,750   $     30,000
==================================================================================================================================
1.29   INTEGRATED TELECOMMUNICATION SERVICES
       McLeodUSA Inc Class A Warrants(c)(f) (Exp 2007)                                                    117,164         43,351
       Ntelos Inc Warrants(a)(f)(l)(n) (Exp 2010)                                                          16,500              1
       NTL Inc(f)                                                                                          91,503      3,682,081
       XO Communications(f)                                                                                34,072        210,224
       XO Communications
         Rights(f)(i)(l)(n) (to purchase cmn shrs)                                                     36,140,000             36
         Series A Warrants(f) (Exp 2010)                                                                   68,148        184,000
         Series B Warrants(f) (Exp 2010)                                                                   51,111        102,222
         Series C Warrants(f) (Exp 2010)                                                                   51,111         76,666
==================================================================================================================================
                                                                                                                       4,298,581
0.00   INTERNET SOFTWARE & SERVICES
       Wam!Net Warrants(a)(f) (Exp 2005)                                                                   17,100            171
==================================================================================================================================
2.18   WIRELESS TELECOMMUNICATION SERVICES
       American Tower Escrow Warrants(a)(f) (Exp 2008)                                                      2,870        380,275
       NII Holdings Class B Shrs(f)                                                                       109,549      6,900,492
==================================================================================================================================
                                                                                                                       7,280,767
       TOTAL COMMON STOCKS, RIGHTS & WARRANTS (COST $3,471,103)                                                       11,609,519
==================================================================================================================================
1.82   PREFERRED STOCKS -- MOVIES & ENTERTAINMENT
       CSC Holdings
         Conv Pfd, Series H Shrs, 11.750%                                                                  37,830      3,972,150
         Pfd, Series M Shrs, 11.125%                                                                       20,000      2,090,000
==================================================================================================================================
       TOTAL PREFERRED STOCKS (COST $6,017,978)                                                                        6,062,150
==================================================================================================================================
0.84   OTHER SECURITIES
0.72   ELECTRIC UTILITIES
       Alliant Energy Resources, Sr Exchangeable Notes(a), PAY PHONES(g)
         2.500%, 2/15/2030 (Each shr exchangeable for 2.5 shrs McLeodUSA Inc(c) Cmn Stk)                   76,000      2,422,500
==================================================================================================================================
0.12   HEALTH CARE EQUIPMENT
       HMP Equity Holdings, Units(a) (Each unit consists of $1,000 Face Amount Sr Secured Discount Notes
         Zero Coupon, 5/15/2008 and 1 Wrnt to purchase 2.8094 shrs of Huntsman Corp Cmn Stk)                  800        388,000
==================================================================================================================================
       TOTAL OTHER SECURITIES (AMORTIZED COST $5,428,444)                                                              2,810,500
==================================================================================================================================
7.44   SHORT-TERM INVESTMENTS
0.83   CORPORATE BONDS
0.68   AIR FREIGHT & COURIERS
       Northwest Airlines, Notes, 8.520%, 4/7/2004                                                   $  2,375,000      2,256,250
==================================================================================================================================
0.15   ELECTRIC UTILITIES
       CMS Energy, Sr Notes, Series B, 6.750%, 1/15/2004                                             $    506,000        511,060
==================================================================================================================================
         TOTAL CORPORATE BONDS (Amortized Cost $2,727,233)                                                             2,767,310
==================================================================================================================================
6.61   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market Reserve Fund(h), 0.934%
         (Cost $22,071,469)                                                                            22,071,469     22,071,469
==================================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $24,798,702)                                                      24,838,779
==================================================================================================================================


                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
99.56  TOTAL INVESTMENTS AT VALUE
         (AMORTIZED COST $317,848,895)                                                                              $332,193,253
==================================================================================================================================
0.44   OTHER ASSETS LESS LIABILITIES                                                                                   1,465,863
==================================================================================================================================
100.00 NET ASSETS AT VALUE                                                                                          $333,659,116
==================================================================================================================================

SELECT INCOME FUND
93.92  FIXED INCOME SECURITIES
3.02   US GOVERNMENT OBLIGATIONS
       US Treasury Bonds, 5.375%, 2/15/2031                                                          $  2,960,000   $  3,023,593
       US Treasury Notes
         3.875%, 2/15/2013                                                                           $  2,000,000      1,916,094
         2.125%, 10/31/2004                                                                          $  3,000,000      3,026,016
==================================================================================================================================
         TOTAL US GOVERNMENT OBLIGATIONS (Amortized Cost $8,062,532)                                                   7,965,703
==================================================================================================================================
12.40  US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae, Gtd Mortgage Pass-Thru Certificates, 4.500%, 6/1/2018                             $  4,874,843      4,793,858
       Fannie Mae, Notes, 2.750%, 3/15/2008                                                          $  1,300,000      1,252,068
       Government National Mortgage Association I, Pass-Through Certificates, 5.000%,
         2/15/2018                                                                                   $ 26,338,645     26,662,036
==================================================================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $33,605,714)                                          32,707,962
==================================================================================================================================
0.30   ASSET BACKED SECURITIES -- AIRLINES
       Delta Air Lines, Pass-Thru Certificates, Series 2002-1, Class C, 7.779%,
         1/2/2012 (Cost $967,998)                                                                      $  967,998        777,242
==================================================================================================================================
76.41  CORPORATE BONDS
0.84   AEROSPACE & DEFENSE
       Raytheon Co, Notes, 6.750%, 8/15/2007                                                         $  2,000,000      2,217,774
==================================================================================================================================
2.16   AUTOMOBILE MANUFACTURERS
       Ford Motor Credit, Global Landmark Securities
         7.500%, 3/15/2005                                                                           $    805,000        850,845
         6.875%, 2/1/2006                                                                            $  2,000,000      2,100,574
       General Motors Acceptance
         Medium-Term Notes, 5.250%, 5/16/2005                                                        $    735,000        755,276
         Notes, 5.125%, 5/9/2008                                                                     $  2,000,000      1,973,908
==================================================================================================================================
                                                                                                                       5,680,603
0.72   BROADCASTING -- RADIO/TV
       Clear Channel Communications, Sr Notes, 7.875%, 6/15/2005                                     $  1,000,000      1,090,062
       Cox Enterprises, Notes(a), 4.375%, 5/1/2008                                                   $    800,000        797,117
==================================================================================================================================
                                                                                                                       1,887,179
2.89   CABLE & SATELLITE OPERATORS
       Adelphia Communications, Sr Notes(c)(d), Series B, 9.250%, 10/1/2049                          $    850,000        556,750
       Century Communications, Sr Notes(c)(d), 9.500%, 3/1/2005                                      $    900,000        612,000
       Comcast Cable Communications, Exchange Notes, 8.875%, 5/1/2017                                $  2,000,000      2,447,230
       Continental Cablevision, Sr Deb, 9.500%, 8/1/2013                                             $  2,000,000      2,345,896
       EchoStar DBS, Sr Notes, 9.125%, 1/15/2009                                                     $  1,500,000      1,661,250
==================================================================================================================================
                                                                                                                       7,623,126


                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
0.82   CABLE & SATELLITE PROGRAMMERS
       British Sky Broadcasting Group PLC, Notes
         7.300%, 10/15/2006                                                                          $  1,000,000   $  1,092,500
         6.875%, 2/23/2009                                                                           $  1,000,000      1,075,000
==================================================================================================================================
                                                                                                                       2,167,500
0.69   CASINOS & GAMING
       Argosy Gaming, Sr Sub Notes, 9.000%, 9/1/2011                                                 $    565,000        608,787
       Penn National Gaming, Sr Sub Notes, Series B, 11.125%, 3/1/2008                               $  1,075,000      1,198,625
==================================================================================================================================
                                                                                                                       1,807,412
0.59   CONSTRUCTION MACHINERY, FARM MACHINERY & HEAVY TRUCKS
       Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                                                   $  1,465,000      1,563,888
==================================================================================================================================
3.44   CONSUMER FINANCE
       Capital One Financial, Sr Notes, 7.250%, 5/1/2006                                             $  2,250,000      2,369,284
       Countrywide Home Loans, Medium-Term Notes
         Series J, 5.500%, 8/1/2006                                                                  $    300,000        318,369
         Series K, 3.500%, 12/19/2005                                                                $  1,000,000      1,019,193
       Household Finance, Notes
         6.375%, 11/27/2012                                                                          $  2,980,000      3,168,714
         5.750%, 1/30/2007                                                                           $  1,150,000      1,230,905
         4.625%, 1/15/2008                                                                           $    950,000        973,084
==================================================================================================================================
                                                                                                                       9,079,549
4.35   DIVERSIFIED BANKS
       Bank of America, Sr Notes, 6.250%, 4/15/2012                                                  $  1,940,000      2,096,897
       Corp Andina de Fomento, Notes, 5.200%, 5/21/2013                                              $  2,500,000      2,364,697
       First Empire Capital Trust I, Capital Securities, 8.234%, 2/1/2027                            $  1,000,000      1,094,748
       FleetBoston Financial, Sr Notes, 4.875%, 12/1/2006                                            $    340,000        357,914
       HSBC Holdings PLC, Sub Notes, 5.250%, 12/12/2012                                              $  1,400,000      1,396,219
       Washington Mutual, Sr Notes, 4.375%, 1/15/2008                                                $    455,000        460,158
       Washington Mutual Bank, Global Medium-Term Sr Bank Notes, 5.500%, 1/15/2013                   $  1,600,000      1,607,574
       Wells Fargo & Co, Sub Notes, 5.125%, 9/1/2012                                                 $  2,085,000      2,091,632
==================================================================================================================================
                                                                                                                      11,469,839
2.97   DIVERSIFIED FINANCIAL SERVICES
       American General Finance, Medium-Term Notes, Series G, 5.375%, 10/1/2012                      $    800,000        804,445
       CIT Group, Sr Notes, 7.625%, 8/16/2005                                                        $    650,000        711,576
       General Electric Capital, Global Medium-Term Notes, Series A
         6.000%, 6/15/2012                                                                           $  2,000,000      2,111,552
         5.000%, 6/15/2007                                                                           $  2,000,000      2,102,382
       JP Morgan Chase & Co, Sub Notes, 5.750%, 1/2/2013                                             $  2,050,000      2,106,336
==================================================================================================================================
                                                                                                                       7,836,291
0.11   DIVERSIFIED METALS & MINING
       Peabody Energy, Sr Notes, Series B, 6.875%, 3/15/2013                                         $    300,000        300,000
==================================================================================================================================
18.47  ELECTRIC UTILITIES
       American Electric Power, Sr Notes, Series D, 5.250%, 6/1/2015                                 $  1,200,000      1,105,408
       Calpine Corp, Sr Secured Notes(a), 8.750%, 7/15/2013                                          $    855,000        803,700
       CenterPoint Energy, Sr Notes(a)
         6.850%, 6/1/2015                                                                            $  1,000,000        926,899
         5.875%, 6/1/2008                                                                            $  1,000,000        967,216

                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       Cleveland Electric Illuminating
         1st Mortgage Notes, Series B, 9.500%, 5/15/2005                                             $  2,252,000   $  2,267,003
         Secured Notes(a), Series D, 7.880%, 11/1/2017                                               $  1,925,000      2,164,052
       Consumers Energy, 1st & Refunding Mortgage Notes, 7.375%, 9/15/2023                           $  4,060,000      4,117,956
       Duquesne Light, 1st Collateral Trust Notes, 7.550%, 6/15/2025                                 $  5,580,000      5,764,274
       El Paso Electric, 1st Mortgage Notes, Series D, 8.900%, 2/1/2006                              $  4,755,000      5,273,057
       National Rural Utilities, Collateral Trust Notes, 6.000%, 5/15/2006                           $  1,000,000      1,080,234
       Niagara Mohawk Power, 1st Mortgage Notes, 9.750%, 11/1/2005                                   $  3,150,000      3,597,590
       Pacific Gas & Electric, 1st & Refunding Mortgage Notes, Series 92D,
         8.250%, 11/1/2022                                                                           $  2,223,000      2,300,805
       Pennsylvania Power, 1st Mortgage Notes, 8.500%, 7/15/2022                                     $  2,000,000      2,090,246
       Potomac Edison, 1st Mortgage Notes, 8.000%, 12/1/2022                                         $  2,200,000      2,158,750
       Public Service of New Mexico, Sr Notes
         Series A, 7.100%, 8/1/2005                                                                  $  6,375,000      6,747,529
         Series B, 7.500%, 8/1/2018                                                                  $  1,000,000      1,074,609
       South Carolina Electric & Gas, 1st Mortgage Notes, 5.300%, 5/15/2033                          $  1,075,000        962,927
       Southern Power, Sr Notes(a), 4.875%, 7/15/2015                                                $  1,800,000      1,656,799
       TECO Energy
         Notes, 7.000%, 5/1/2012                                                                     $  1,110,000      1,033,688
         Sr Notes, 7.500%, 6/15/2010                                                                 $    190,000        186,438
       Texas Utilities Electric, 1st Mortgage & Collateral Trust Notes, 7.625%, 7/1/2025             $    348,000        358,500
       Toledo Edison, Secured Medium-Term Notes, 9.220%, 12/15/2021                                  $  1,975,000      2,066,107
==================================================================================================================================
                                                                                                                      48,703,787
0.75   ELECTRICAL COMPONENTS & EQUIPMENT
       Dominion Resources, Sr Notes, 2003 Series F, 5.250%, 8/1/2033                                 $  1,500,000      1,416,856
       NiSource Finance, Notes, 5.400%, 7/15/2014                                                    $    600,000        570,949
==================================================================================================================================
                                                                                                                       1,987,805
0.45   ELECTRONIC EQUIPMENT MANUFACTURERS
       Flextronics International Ltd, Sr Sub Notes(a), 6.500%, 5/15/2013                             $  1,250,000      1,196,875
==================================================================================================================================
0.64   ENVIRONMENTAL SERVICES
       Allied Waste North America, Sr Notes
         7.875%, 4/15/2013                                                                           $    675,000        688,500
         Series B, 9.250%, 9/1/2012                                                                  $    575,000        621,000
       IESI Corp, Sr Sub Notes, 10.250%, 6/15/2012                                                   $    360,000        381,600
==================================================================================================================================
                                                                                                                       1,691,100
0.48   FERTILIZERS & AGRICULTURAL CHEMICALS
       IMC Global, Sr Notes, 11.250%, 6/1/2011                                                       $  1,225,000      1,267,875
==================================================================================================================================
0.60   FINANCIAL SERVICES
       Citigroup Capital II, Trust Pfd Securities, 7.750%, 12/1/2036                                 $  1,500,000      1,588,181
==================================================================================================================================
0.24   FOREST PRODUCTS
       Weyerhaeuser Co, Notes, 6.750%, 3/15/2012                                                     $    590,000        629,513
==================================================================================================================================
0.39   GAS UTILITIES
       NorAm Energy, Deb, 6.500%, 2/1/2008                                                           $  1,000,000      1,027,210
==================================================================================================================================
0.35   HEALTH CARE EQUIPMENT
       Advanced Medical Optics, Sr Sub Notes, 9.250%, 7/15/2010                                      $    844,000        919,960
==================================================================================================================================
1.28   HEALTH CARE FACILITIES
       Tenet Healthcare, Sr Notes, 6.500%, 6/1/2012                                                  $    815,000        749,800

                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       United Surgical Partners Holdings, Sr Sub Notes, 10.000%, 12/15/2011                          $  2,450,000   $  2,633,750
==================================================================================================================================
                                                                                                                       3,383,550
0.27   HOMEBUILDING
       DR Horton, Sr Notes, 8.000%, 2/1/2009                                                         $    675,000        717,187
==================================================================================================================================
0.48   INDUSTRIAL GASES
       Praxair Inc, Notes, 4.750%, 7/15/2007                                                         $  1,225,000      1,261,542
==================================================================================================================================
1.80   INTEGRATED OIL & GAS
       Amerada Hess, Sr Notes, 7.125%, 3/15/2033                                                     $  1,500,000      1,528,893
       Marathon Oil, Notes, 5.375%, 6/1/2007                                                         $  1,000,000      1,059,443
       Texaco Capital, Notes, 5.500%, 1/15/2009                                                      $  2,000,000      2,163,716
==================================================================================================================================
                                                                                                                       4,752,052
9.34   INTEGRATED TELECOMMUNICATION SERVICES
       COLT Telecom Group PLC, Sr Discount Notes, 12.000%, 12/15/2006                                $  2,000,000      2,010,000
       France Telecom, Notes, 8.500%, 3/1/2031                                                       $  1,500,000      1,933,497
       Sprint Capital, Notes
         8.750%, 3/15/2032                                                                           $  1,530,000      1,738,409
         7.900%, 3/15/2005                                                                           $  1,000,000      1,072,145
         6.125%, 11/15/2008                                                                          $  1,500,000      1,557,851
         6.000%, 1/15/2007                                                                           $  2,000,000      2,101,154
       Tritel PCS, Sr Sub Notes, 10.375%, 1/15/2011                                                  $  2,400,000      2,886,000
       US WEST Communications, Notes, 5.650%, 11/1/2004                                              $  7,125,000      7,089,375
       Verizon Global Funding, Notes, 6.875%, 6/15/2012                                              $  1,640,000      1,806,719
       Verizon Maryland, Deb, Series A, 6.125%, 3/1/2012                                             $  1,410,000      1,498,215
       Verizon Virginia, Deb, Series A, 4.625%, 3/15/2013                                            $  1,000,000        944,686
==================================================================================================================================
                                                                                                                      24,638,051
0.76   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Bear Stearns, Global Notes, 3.000%, 3/30/2006                                                 $  2,000,000      2,007,488
==================================================================================================================================
0.35   LEISURE FACILITIES
       Six Flags, Sr Notes(a), 9.750%, 4/15/2013                                                     $  1,000,000        930,000
==================================================================================================================================
0.38   LIFE & HEALTH INSURANCE
       ASIF Global Financing XX, Sr Notes(a), 2.650%, 1/17/2006                                      $  1,000,000        999,050
==================================================================================================================================
0.87   METAL & GLASS CONTAINERS
       Anchor Glass Container, Sr Secured Notes(a), 11.000%, 2/15/2013                               $    490,000        537,775
       Crown European Holdings SA, Sr Secured Notes(a), 9.500%, 3/1/2011                             $  1,025,000      1,091,625
       Owens-Illinois Inc, Sr Deb, 7.500%, 5/15/2010                                                 $    700,000        665,000
==================================================================================================================================
                                                                                                                       2,294,400
1.22   MOVIES & ENTERTAINMENT
       AOL Time Warner, Notes, 6.125%, 4/15/2006                                                     $  2,000,000      2,138,642
       Time Warner, Notes, 7.750%, 6/15/2005                                                         $  1,000,000      1,087,355
==================================================================================================================================
                                                                                                                       3,225,997
3.05   MULTI-UTILITIES
       Aquila Inc, Sr Notes, 11.875%, 7/1/2012                                                       $  1,120,000      1,254,400
       Avista Corp, 1st Mortgage Notes, 7.750%, 1/1/2007                                             $  3,000,000      3,308,523
       El Paso Production Holdings, Sr Notes(a), 7.750%, 6/1/2013                                    $    765,000        742,050
       Utilicorp United, Sr Notes, 6.875%, 10/1/2004                                                 $    545,000        525,925

                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       Western Resources, Sr Notes, 7.125%, 8/1/2009                                                 $  2,194,000   $  2,213,198
==================================================================================================================================
                                                                                                                       8,044,096
2.81   OIL & GAS EXPLORATION & PRODUCTION
       Houston Exploration, Sr Sub Notes(a), 7.000%, 6/15/2013                                       $    400,000        392,000
       Louis Dreyfus Natural Gas, Sr Notes, 6.875%, 12/1/2007                                        $  2,000,000      2,210,214
       Parker & Parsley Petroleum, Sr Notes, 8.250%, 8/15/2007                                       $  1,665,000      1,856,475
       Pemex Project Funding Master Trust, Medium-Term Notes(a), 8.625%, 2/1/2022                    $  1,000,000      1,057,500
       Vintage Petroleum, Sr Notes, 8.250%, 5/1/2012                                                 $  1,800,000      1,890,000
==================================================================================================================================
                                                                                                                       7,406,189
0.78   OIL & GAS REFINING, MARKETING & TRANSPORTATION
       CITGO Petroleum, Sr Notes(a), 11.375%, 2/1/2011                                               $    450,000        501,750
       Kaneb Pipe Line Operating Partnership LP, Sr Notes, 5.875%, 6/1/2013                          $  1,600,000      1,548,157
==================================================================================================================================
                                                                                                                       2,049,907
0.47   PACKAGED FOODS & MEATS
       Del Monte, Sr Sub Notes(a), 8.625%, 12/15/2012                                                $    335,000        348,819
       Dole Foods, Sr Notes(a), 8.875%, 3/15/2011                                                    $    850,000        892,500
==================================================================================================================================
                                                                                                                       1,241,319
1.67   PAPER PACKAGING
       Chesapeake Corp, Deb, 7.200%, 3/15/2005                                                       $  4,400,000      4,411,000
==================================================================================================================================
1.21   PAPER PRODUCTS
       Appleton Papers, Sr Sub Notes, Series B, 12.500%, 12/15/2008                                  $    790,000        857,150
       Georgia-Pacific Corp, Sr Notes(a), 9.375%, 2/1/2013                                           $  1,625,000      1,742,812
       International Paper, Notes, 5.850%, 10/30/2012                                                $    570,000        580,868
==================================================================================================================================
                                                                                                                       3,180,830
0.22   PHARMACEUTICALS
       AmerisourceBergen Corp, Sr Notes, 7.250%, 11/15/2012                                          $    575,000        580,750
==================================================================================================================================
0.74   PUBLISHING & PRINTING
       Mail-Well I, Sr Notes, 9.625%, 3/15/2012                                                      $  1,240,000      1,308,200
       Nebraska Book, Sr Sub Notes, 8.750%, 2/15/2008                                                $    625,000        637,500
==================================================================================================================================
                                                                                                                       1,945,700
1.00   RAILROADS
       Burlington Northern Santa Fe, Notes, 6.125%, 3/15/2009                                        $  1,205,000      1,316,054
       Union Pacific, Notes, 6.650%, 1/15/2011                                                       $  1,205,000      1,324,162
==================================================================================================================================
                                                                                                                       2,640,216
0.73   REAL ESTATE INVESTMENT TRUSTS
       Ventas Realty LP/Ventas Capital, Sr Notes, 8.750%, 5/1/2009                                   $  1,825,000      1,916,250
==================================================================================================================================
0.43   REAL ESTATE MANAGEMENT & DEVELOPMENT
       EOP Operating LP, Notes, 8.375%, 3/15/2006                                                    $  1,000,000      1,120,628
==================================================================================================================================
0.31   SOFT DRINKS
       Cott Beverages, Sr Sub Notes, Series B, 8.000%, 12/15/2011                                    $    770,000        804,650
==================================================================================================================================
0.34   STEEL
       Jarden Corp, Sr Sub Notes, 9.750%, 5/1/2012                                                   $    859,000        889,065
==================================================================================================================================
3.95   WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services, Sr Notes, 8.125%, 5/1/2012                                            $  1,330,000      1,526,868
       Nextel Communications, Sr Serial Redeemable Notes, 9.375%, 11/15/2009                         $  1,205,000      1,301,400

                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       Telecorp PCS, Sr Sub Notes, 10.625%, 7/15/2010                                                $  4,200,000   $  4,956,000
       Triton PCS, Sr Notes(a), 8.500%, 6/1/2013                                                     $    485,000        518,950
       Vodafone Group PLC, Notes, 4.625%, 7/15/2018                                                  $  2,385,000      2,109,529
==================================================================================================================================
                                                                                                                      10,412,747
         TOTAL CORPORATE BONDS (Amortized Cost $199,930,304)                                                         201,498,131
==================================================================================================================================
1.13   FOREIGN GOVERNMENT OBLIGATIONS
       United Mexican States, Medium-Term Notes
         7.500%, 4/8/2033                                                                            $  2,000,000      1,980,000
         6.625%, 3/3/2015                                                                            $  1,000,000        995,000
==================================================================================================================================
         TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Amortized Cost $3,071,320)                                              2,975,000
==================================================================================================================================
0.66   MUNICIPAL NOTES -- STATE REVENUE
       Illinois, General Obligation Bonds, Series 2003, 5.100%, 6/1/2033
         (Amortized Cost $1,919,436)                                                                 $  2,000,000      1,750,020
==================================================================================================================================
       TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $247,557,304)                                                   247,674,058
==================================================================================================================================
0.03   COMMON STOCKS, RIGHTS & WARRANTS -- INTEGRATED TELECOMMUNICATION SERVICES
       McLeodUSA Inc Class A Warrants(c)(f) (Exp 2007)                                                     17,844          6,602
       Ntelos Inc Warrants(a)(f)(l)(n) (Exp 2010)                                                           3,750              1
       XO Communications(f)                                                                                 4,863         30,003
       XO Communications
         Rights(f)(i)(l)(n) (to purchase cmn shrs)                                                      4,915,000              5
         Series A Warrants(f) (Exp 2010)                                                                    9,727         26,263
         Series B Warrants(f) (Exp 2010)                                                                    7,295         14,590
         Series C Warrants(f) (Exp 2010)                                                                    7,295         10,943
==================================================================================================================================
       TOTAL COMMON STOCKS, WARRANTS & RIGHTS (COST $61,144)                                                              88,407
==================================================================================================================================
0.58   PREFERRED STOCKS -- MOVIES & ENTERTAINMENT
       CSC Holdings, Conv Pfd, Series H Shrs, 11.750% (Cost $1,502,000)                                    14,600      1,533,000
==================================================================================================================================
0.36   OTHER SECURITIES -- ELECTRIC UTILITIES
       Alliant Energy Resources, Sr Exchangeable Notes(a), PAY PHONES(g), 2.500%, 2/15/2030
         (Each Shr exchangeable for 2.5 shrs McLeodUSA Inc(c) Cmn Stk) (Cost $1,873,125)                   30,000        956,250
==================================================================================================================================
3.64   SHORT-TERM INVESTMENTS
1.69   CORPORATE BONDS
0.54   ELECTRIC UTILITIES
       CMS Energy, Sr Notes, Series B, 6.750%, 1/15/2004                                             $  1,400,000      1,414,000
==================================================================================================================================
1.15   TOBACCO
       Philip Morris, Notes, 6.800%, 12/1/2003                                                       $  3,000,000      3,022,305
==================================================================================================================================
         TOTAL CORPORATE BONDS (Amortized Cost $4,427,500)                                                             4,436,305
==================================================================================================================================
1.95   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market Reserve Fund(h), 0.934% (Cost $5,137,644)                5,137,644      5,137,644
==================================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $9,565,144)                                                        9,573,949
==================================================================================================================================
98.53  TOTAL INVESTMENTS AT VALUE
         (AMORTIZED COST $260,558,717)                                                                               259,825,664
==================================================================================================================================
1.47   OTHER ASSETS LESS LIABILITIES                                                                                   3,880,865
==================================================================================================================================


                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
100.00 NET ASSETS AT VALUE                                                                                          $263,706,529
==================================================================================================================================

TAX-FREE BOND FUND
98.15  MUNICIPAL BONDS
1.26   ALABAMA
       Jefferson Cnty, Alabama (FSA Insured), Ltd Oblig School Warrants,
         Series 2000, 5.500%, 2/15/2020                                                              $  1,250,000   $  1,308,425
       Lauderdale Cnty & Florence City Hlth Care Auth, Alabama (Coffee Hlth Group)
         (MBIA Insured), Rev, Series 2000-A, 6.000%, 7/1/2029                                        $  1,000,000      1,090,230
==================================================================================================================================
                                                                                                                       2,398,655
1.11   ALASKA
       Alaska Hsg Fin (MBIA Insured), State Bldg Lease, Series 1999, 5.750%, 4/1/2017                $  2,000,000      2,104,820
==================================================================================================================================
2.28   ARIZONA
       Arizona Edl Ln Mktng (Student Lns Insured), 1992 Edl Ln Rev, Series B, 7.000%,
         3/1/2005                                                                                    $  1,000,000      1,004,400
       Phoenix Civic Impt, Arizona (FGIC Insured), Jr Lien Wastewtr System Rev,
         Series 2000, 5.700%,
         7/1/2008                                                                                    $  1,055,000      1,192,350
         7/1/2009                                                                                    $  1,275,000      1,452,416
       Pima Cnty Indl Dev Auth, Arizona (Radisson City Ctr Hotel Proj), Dev Rev Ref,
         Series 2002, 6.500%,
         12/1/2007                                                                                   $    325,000        328,702
         12/1/2008                                                                                   $    345,000        349,899
==================================================================================================================================
                                                                                                                       4,327,767
1.28   ARKANSAS
       Arkansas Dev Fin Auth (FGIC Insured), Correction Facils Rev Ref, 2003 Series A,
         4.500%, 11/15/2009                                                                          $  1,795,000      1,923,953
       North Little Rock Hlth Facils Brd, Arkansas (Baptist Hlth), Hlth Care Rev, Series
         2001, 5.700%, 7/1/2022                                                                      $    500,000        510,740
==================================================================================================================================
                                                                                                                       2,434,693
2.74   CALIFORNIA
       Big Bear Lake Dept of Wtr & Pwr, California (MBIA Insured), 1996 Wtr Rev Ref,
         6.000%, 4/1/2022                                                                            $  2,000,000      2,279,580
       Los Angeles Cmnty Redev Agency, California (Cinerama Dome Pub Parking Proj)
         (ACA Insured), Parking System Rev, Series 2000A, 5.750%, 7/1/2026                           $  1,000,000        947,590
       San Diego Unified School Dist, California (Election of 1998) (MBIA Insured),
         2000 Gen Oblig, Series B, 5.000%, 7/1/2025                                                  $  1,000,000        992,110
       Whittier Util Auth, California (MBIA Insured), Wtr Rev, 2003 Series A, 5.000%,
         6/1/2028                                                                                    $  1,000,000        986,090
==================================================================================================================================
                                                                                                                       5,205,370
1.23   COLORADO
       Clear Creek School Dist RE-1, Colorado (Clear Creek Cnty) (FSA Insured),
         Gen Oblig Ref, Series 2002, 5.000%, 12/1/2019                                               $    500,000        511,985
       El Paso School Dist #2 - Harrison, Colorado (El Paso Cnty) (FGIC Insured),
         Gen Oblig, Series 2001, 5.250%, 12/1/2026                                                   $  1,000,000      1,012,690
       Montrose Cnty Bldg Auth, Colorado, Ctfs of Participation, 6.350%, 6/15/2006                   $    300,000        312,855
       Univ of Colorado Hosp Auth, Rev, Series 2001A, 5.600%, 11/15/2031                             $    500,000        494,500
==================================================================================================================================
                                                                                                                       2,332,030
0.63   DISTRICT OF COLUMBIA
       Dist of Columbia (George Washington Univ Issue) (MBIA Insured), Univ Rev,
         Series 2001A, 5.125%, 9/15/2031                                                             $  1,000,000        987,730
       Dist of Columbia (Mandarin Oriental Hotel Proj) (FSA Insured), Tax Increment
         Rev, Series 2002, 5.250%, 7/1/2022                                                          $    200,000        203,410
==================================================================================================================================
                                                                                                                       1,191,140


                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
1.14   FLORIDA
       Escambia Cnty Hlth Facils Auth, Florida (Florida Hlth Care Facil Ln Prog)
         (VHA Prog Administrator) (AMBAC Insured), Hlth Care Facil Rev, Series 2000A,
         5.950%, 7/1/2020                                                                            $  1,000,000   $  1,073,920
       South Florida Wtr Mgmt Dist (AMBAC Insured), Special Oblig, Land Acquisition,
         5.250%, 10/1/2013(i)                                                                        $  1,000,000      1,100,660
==================================================================================================================================
                                                                                                                       2,174,580
1.67   GEORGIA
       Gwinnett Cnty Wtr & Sewerage Auth, Georgia, Rev, Series 2002, 5.250%, 8/1/2024                $  2,000,000      2,051,800
       Tift Cnty Hosp Auth, Georgia (AMBAC Insured), Rev Anticipation Ctfs, Series
         2002, 5.000%, 12/1/2022                                                                     $  1,130,000      1,121,593
==================================================================================================================================
                                                                                                                       3,173,393
6.02   ILLINOIS
       Chicago, Illinois (AMBAC Insured), Gen Oblig Ref Rev, Series 1993B, 5.125%,
         1/1/2022                                                                                    $  3,065,000      3,151,218
       Chicago, Illinois (FGIC Insured), Gen Oblig, Proj & Ref Rev, Series 2000C,
         5.500%, 1/1/2040                                                                            $  1,000,000      1,027,460
       Illinois Dept Cent Mgmt Svcs (MBIA Insured), Ctfs of Participation, Series 1999,
         5.850%, 7/1/2019                                                                            $  1,750,000      1,893,500
       Illinois Dev Fin Auth (Catholic Charities Hsg Dev Proj), Rev, Series 1995, 6.350%,
         1/1/2025                                                                                    $  1,500,000      1,496,085
       Illinois Dev Fin Auth (East St Louis Proj) (XL Capital Assurance), Rev Ref,
         Series 2003, 5.000%, 11/15/2013                                                             $  1,050,000      1,121,316
       Illinois Edl Facils Auth (Robert Morris College) (MBIA Insured), Rev, Series 2000,
         5.750%, 6/1/2020                                                                            $  1,305,000      1,395,241
       School Dist #122 - Will Cnty, Illinois (New Lenox) (FSA Insured), School Bds,
         Series 2000A, 6.500%, 11/1/2014                                                             $  1,165,000      1,361,384
==================================================================================================================================
                                                                                                                      11,446,204
10.23  INDIANA
       DeKalb Cnty Redev Auth, Indiana (Mini-Mill Loc Pub Impt Proj), Rev, Series A 1995,
         6.500%, 1/15/2014                                                                           $    900,000        949,914
       Hamilton Southeastern Cumberland Campus School Bldg, Indiana (Hamilton Cnty)
         (AMBAC Insured), 1st Mtg, Series 2001, 5.125%, 1/15/2023                                    $  1,000,000      1,003,750
       Indianapolis, Indiana (MBIA Insured), Thermal Energy System Rev, Series 2001A, 5.000%,
         10/1/2011                                                                                   $  2,500,000      2,707,350
       Mt Vernon of Hancock Cnty Multi-School Bldg, Indiana, (Hancock Cnty), 1st Mtg,
         Series 2001A, 5.450%, 7/15/2022                                                             $  1,000,000      1,024,380
       Northern Wells Cmnty School Bldg, Indiana (Wells Cnty) (FGIC Insured), 1st Mtg,
         Series 2002, 5.400%, 7/15/2023                                                              $    500,000        513,520
       Petersburg, Indiana (Indianapolis Pwr & Light Proj),
         (MBIA Insured), PCR Ref, Series 1993B, 5.400%, 8/1/2017                                     $  9,850,000     10,778,461
         PCR Ref, Series 1991, 5.750%, 8/1/2021(j)                                                   $  1,500,000      1,431,570
       St Joseph Cnty Hosp Auth, Indiana (Mem Hlth System) (AMBAC Insured), Hlth System
         Rev, Series 2000, 5.625%, 8/15/2033                                                         $  1,000,000      1,037,180
==================================================================================================================================
                                                                                                                      19,446,125
0.53   KANSAS
       Overland Park Dev, Kansas (Overland Park Convention Ctr Hotel Proj), 1st Tier Rev,
         Series 2000A, 7.375%, 1/1/2032                                                              $  1,000,000      1,012,540
==================================================================================================================================
7.52   LOUISIANA
       Lafayette, Louisiana (FGIC Insured), Pub Impt Sales Tax Rev, Series 2000A, 5.500%,
         3/1/2023                                                                                    $  1,000,000      1,045,000
       Lafayette Pub Pwr Auth, Louisiana (AMBAC Insured), Elec Rev Ref, Series 2003A, 5.000%,
         11/1/2005                                                                                   $  1,000,000      1,073,150
       Louisiana Loc Govt Environmental Facils & Cmnty Dev Auth (Baton Rouge Cmnty College
         Facils Proj) (MBIA Insured), Rev, Series 2002, 5.000%, 12/1/2026                            $    500,000        493,915
       Louisiana Loc Govt Environmental Facils & Cmnty Dev Auth (Bossier Parish Cmnty
         College-Campus Facils Proj) (MBIA Insured), Rev, Series 2002, 5.125%, 12/1/2024             $  1,000,000      1,006,200
       Louisiana Loc Govt Environmental Facils & Cmnty Dev Auth (Cap Proj & Equip Acquisition
         Prog), Rev, (ACA Insured), Series 2000, 6.550%, 9/1/2025                                    $  6,000,000      6,492,780
         (AMBAC Insured), Series 2000A, 6.300%, 7/1/2030                                             $  1,000,000      1,177,930
       Louisiana Loc Govt Environmental Facils & Cmnty Dev Auth (Parking Facils Garage Proj)
         (AMBAC Insured), Rev, Series 2001A, 5.200%, 10/1/2020                                       $    760,000        779,684
       Louisiana Pub Facils Auth (Dillard Univ Proj) (AMBAC Insured), Subordinate Rev,
         Series 2002B, 5.300%, 8/1/2026                                                              $    250,000        253,578
       Louisiana Pub Facils Auth (Ochsner Clinic Fndtn Proj), Rev, Series 2002, 5.500%,
         5/15/2032                                                                                   $  2,000,000   $  1,974,880
==================================================================================================================================
                                                                                                                      14,297,117

                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------

6.25   MASSACHUSETTS
       Boston Wtr & Swr Commn, Massachusetts (MBIA Insured), Gen Rev, 1993 Sr Series A,
         5.250%, 11/1/2019                                                                           $  5,385,000      5,748,487
       Commonwealth of Massachusetts, Gen Oblig, Cons Ln of 2000, Series A, 5.750%, 2/1/2009         $    785,000        884,758
       Massachusetts Dev Fin Agency (Boston Univ Issue) Gen Oblig, Rev, Series P, 6.000%,
         5/15/2059                                                                                   $  4,500,000      4,722,300
       Massachusetts State College Bldg Auth (XL Capital Assurance), Proj & Ref Rev,
         Series 2003B, 5.500%, 5/1/2028                                                              $    500,000        529,405
==================================================================================================================================
                                                                                                                      11,884,950
4.11   MICHIGAN
       Allegan Pub Schools, Michigan (Allegan Cnty) (FSA Insured), 2000 School Bldg & Site,
         Gen Oblig, Unltd Tax, Series 2000, 5.750%, 5/1/2030                                         $    500,000        529,645
       Caledonia Cmnty Schools, Michigan (Kent, Allegan & Barry Cntys) (FGIC Insured),
         2000 School Bldg & Site, Gen Oblig, Unltd Tax, 5.500%, 5/1/2023                             $  1,000,000      1,037,020
       Huron School Dist, Michigan (Wayne & Monroe Cntys) (FSA Insured), 2001 School Bldg
         & Site, Gen Oblig, Unltd Tax, 5.375%, 5/1/2026                                              $    250,000        256,535
       Jackson Brownfield Redev Auth, Michigan (Jackson Cnty) (FGIC Insured), Ltd Tax
         Gen Oblig, Series 2002, 5.125%, 6/1/2024                                                    $  1,000,000      1,010,260
       Lake Orion Cmnty School Dist, Michigan (Oakland Cnty) (FGIC Insured),
         2000 School Bldg & Site, Gen Oblig, Unltd Tax, Series A, 6.000%, 5/1/2018                   $    500,000        578,465
       Michigan Hosp Fin Auth (Ascension Hlth Cr Group) (MBIA Insured), Rev, Series 1999A,
         5.500%, 11/15/2007                                                                          $  3,000,000      3,356,430
       Newaygo Pub Schools, Michigan (Newaygo Cnty), 2000 School Bldg & Site,
         Gen Oblig, Unltd Tax, 5.500%, 5/1/2021                                                      $  1,000,000      1,040,490
==================================================================================================================================
                                                                                                                       7,808,845
0.22   MINNESOTA
       Minneapolis-St Paul Metro Airports Commn, Minnesota (Northwest Airlines Proj),
         Special Facils Rev, Series 2001A, 7.000%, 4/1/2025                                          $    500,000        411,800
==================================================================================================================================
0.54   MISSISSIPPI
       Mississippi Hosp Equip & Facils Auth (Forrest Cnty Gen Hosp Proj) (FSA Insured),
         Rev, Series 2000, 5.500%, 1/1/2027                                                          $  1,000,000      1,020,770
==================================================================================================================================
1.08   MISSOURI
       Missouri Hlth & Edl Facils Auth (Washington Univ), Edl Facils Rev, Series 2001A,
         5.125%, 6/15/2041                                                                           $  1,250,000      1,245,225
       Missouri Hsg Dev Commn (FHA Insured), Multifamily Hsg Rev, 2001 Series II, 5.375%,
         12/1/2018                                                                                   $    775,000        799,916
==================================================================================================================================
                                                                                                                       2,045,141
0.52   MONTANA
       Forsyth, Montana (Rosebud Cnty) (Puget Sound Energy Proj), PCR Ref, Series 2003A,
         5.000%, 3/1/2031                                                                            $  1,000,000        984,050
==================================================================================================================================
1.20   NEVADA
       Clark Cnty, Nevada (FGIC Insured), Airport System Subordinate Lien Rev, Series 2001B,
         5.125%, 7/1/2021                                                                            $  2,250,000      2,272,320
==================================================================================================================================
2.00   NEW JERSEY
       New Jersey Hlth Care Facils Fing Auth (St Peter's Univ Hosp), Rev, Series 2000A,
         6.875%, 7/1/2020                                                                            $    500,000        526,905
       New Jersey Transn Trust Fund Auth, Transn System Rev, 1999 Series A, 5.500%,
         6/15/2010                                                                                   $  1,670,000      1,855,086
       Tobacco Settlement Fing, New Jersey, Tobacco Settlement Asset-Backed Rev,
         Series 2002,
         6.000%, 6/1/2037                                                                            $    250,000        185,925
         5.375%, 6/1/2018                                                                            $  1,500,000      1,226,925
==================================================================================================================================
                                                                                                                       3,794,841
2.77   NEW MEXICO
       Los Alamos Cnty, New Mexico (FSA Insured), Util System Rev, Series 1994A, 6.000%,
         7/1/2009                                                                                    $  5,000,000      5,272,150
==================================================================================================================================


                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
7.03   NEW YORK
       New York & New Jersey Port Auth, Cons Gen Oblig Rev, Ninety-Third Series,
         6.125%, 6/1/2094                                                                            $  5,250,000   $  5,883,465
       New York City Muni Wtr Fin Auth, New York, Wtr & Swr System Rev,
         Fiscal 2000 Series B,
            Prerefunded, 6.000%, 6/15/2033                                                           $    935,000      1,094,689
            Unrefunded, 6.000%, 6/15/2033                                                            $    565,000        644,868
         Fiscal 2003 Series E, 5.000%, 6/15/2038                                                     $    500,000        482,550
       Triborough Bridge & Tunnel Auth, New York, Gen Purpose Rev,
         Series 1993B, 5.000%, 1/1/2020                                                              $  1,935,000      2,010,523
         Series Y, 5.500%, 1/1/2017                                                                  $  2,900,000      3,252,408
==================================================================================================================================
                                                                                                                      13,368,503
4.32   OHIO
       Cleveland, Ohio (MBIA Insured), Wtrwks Impt 1st Mtg Ref Rev, Series G 1993, 5.500%,
         1/1/2021                                                                                    $  3,300,000      3,610,299
       Cuyahoga Cnty, Ohio (Cleveland Clinic Hlth System Obligated Group), Rev, Series
         2003A, 5.500%, 1/1/2029                                                                     $  1,000,000      1,001,940
       Ohio Wtr Dev Auth (Cleveland Elec Illum Proj), PCR Ref, Series 1999-A, 5.580%,
         6/15/2033                                                                                   $  3,000,000      3,031,950
       Plain Loc School Dist, Ohio (Franklin & Licking Cntys) (FGIC Insured), Gen Oblig,
         Unltd Tax, Series 2000,
         Prerefunded, 6.000%, 12/1/2025                                                              $    410,000        475,641
         Unrefunded, 6.000%, 12/1/2025                                                               $     90,000         98,904
==================================================================================================================================
                                                                                                                       8,218,734
1.84   OKLAHOMA
       Jenks Aquarium Auth, Oklahoma (MBIA Insured), 1st Mtg Rev, Series 2000, 6.000%,
         7/1/2020                                                                                    $    800,000        891,672
       Oklahoma City Airport Trust, Oklahoma (FSA Insured), Jr Lien Tax-Exempt Rev,
         Twenty-Seventh Series, Series A, 5.125%, 7/1/2020                                           $  2,575,000      2,613,831
==================================================================================================================================
                                                                                                                       3,505,503
0.71   RHODE ISLAND
       Providence Pub Bldgs Auth, Rhode Island (School Projs) (FSA Insured), Rev, 2000
         Series A, 5.750%, 12/15/2016                                                                $  1,210,000      1,346,839
==================================================================================================================================
1.29   SOUTH CAROLINA
       South Carolina Jobs-Econ Dev Auth
         (Bon Secours Hlth System Obligated Group), Econ Dev Rev, Series 2002A,
          5.500%, 11/15/2023                                                                         $  1,000,000        992,580
         (Palmetto Hlth Alliance), Hosp Ref Rev, Series 2003A, 6.125%, 8/1/2023                      $  1,500,000      1,466,595
==================================================================================================================================
                                                                                                                       2,459,175
1.05   SOUTH DAKOTA
       Aberdeen School Dist #6-1, South Dakota (Brown Cnty) (FSA Insured), Gen Oblig,
         Series 2000, 5.450%, 1/1/2026                                                               $  1,940,000      2,001,226
==================================================================================================================================
0.26   TENNESSEE
       Memphis-Shelby Cnty Airport Auth, Tennessee (Federal Express), Special Facils
         Rev Ref, Series 2003, 4.500%, 7/1/2014                                                      $    500,000        488,235
==================================================================================================================================
19.02  TEXAS
       Austin, Texas (AMBAC Insured), Combined Util Systems Rev Ref, Series 1992, Cap
         Appreciation, 11/15/2011                                                                    $  1,400,000        978,950
       Comal Indpt School Dist, Texas (Comal Cnty) (PSFG Insured), Unltd Tax School
         Bldg & Ref, Series 2001, 5.250%, 2/1/2028                                                   $  1,000,000      1,012,170
       Denton, Texas (Denton Cnty) (FSA Insured), Util System Rev, Series 2000A, 5.400%,
         12/1/2013                                                                                   $  1,000,000      1,081,380
       Galena Park Indpt School Dist, Texas (Harris Cnty) (PSFG Insured), Unltd Tax School
         Bldg & Ref, Series 1996, Cap Appreciation, 8/15/2023                                        $  2,000,000        649,340
       Harris Cnty, Texas (MBIA Insured), Gen Oblig & Rev Ref, Series 2002, 5.125%, 8/15/2031        $  1,000,000        984,830
       Houston Sports Auth, Texas (Harris Cnty) (MBIA Insured), Jr Lien Rev Ref, Series 2001B,
         5.250%, 11/15/2040                                                                          $  2,000,000      2,001,300
       Laredo Cmnty College Dist, Texas (Webb Cnty) (AMBAC Insured), Special Oblig, Ltd Tax,
         Series 2002, 5.250%, 8/1/2027                                                               $  1,000,000      1,012,910

                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       Little Elm Indpt School Dist, Texas (Denton Cnty) (PSFG Insured), Unltd Tax School
         Bldg & Ref, Series 1999, 6.000%, 8/15/2035                                                  $  1,500,000   $  1,635,585
       Lubbock Hlth Facils Dev, Texas (St Joseph Hlth System), Rev, Series 1998, 5.250%,
         7/1/2013                                                                                    $  2,000,000      2,053,740
       Montgomery Cnty, Texas (FGIC Insured), Perm Impt Rev, Series 2000, 5.250%, 9/1/2020           $  1,000,000      1,034,810
       Nacogdoches Indpt School Dist, Texas (Nacagdoches Cnty) (PSFG Insured), Unltd Tax
         School Bldg & Ref, Series 2001, 5.300%, 2/15/2025                                           $  1,000,000      1,017,180
       North Central Texas Hlth Facils Dev (MBIA Insured), Hlth Resources System Rev,
         Series 1997B, 5.750%, 2/15/2012                                                             $  2,000,000      2,185,180
       Nueces River Auth, Texas (City of Corpus Christi Lake Texana Proj) (FSA Insured),
         Wtr Supply Facils Rev, Series 1997, 5.500%, 3/1/2027                                        $  1,900,000      1,949,799
       San Antonio, Texas
         (Bexar Cnty), Wtr System Rev & Ref, Series 1999, 5.875%, 5/15/2018                          $  1,000,000      1,095,530
         Gen Impt Rev, Series 2000A, 5.375%, 2/1/2019                                                $  1,185,000      1,229,260
       Spring Branch Indpt School Dist, Texas (Harris Cnty) (PSFG Insured), Ltd Tax
         Schoolhouse, Series 2000, 5.750%, 2/1/2024                                                  $  3,300,000      3,513,708
       Texas Wtr Finl Assistance (State Participation Prog), Gen Oblig, Series 1999C,
         5.500%, 8/1/2024                                                                            $  1,500,000      1,549,185
       Town Ctr Impt Dist, Texas (Montgomery Cnty) (FGIC Insured), Sales Tax & Hotel
         Occupancy Tax, Series 2001, 5.125%, 3/1/2021                                                $  2,500,000      2,538,050
       Waxahachie Indpt School Dist, Texas (Ellis Cnty) (PSFG Insured), Unltd Tax School
         Bldg & Ref, Series 2002,
            5.375%, 8/15/2027                                                                        $  1,000,000      1,021,750
            5.250%, 8/15/2026                                                                        $  1,400,000      1,420,020
            5.250%, 8/15/2030                                                                        $  2,890,000      2,914,334
       West Univ Place, Texas (FGIC Insured), Perm Impt Rev, Series 2000,
         5.350%, 2/1/2020                                                                            $  2,150,000      2,211,791
         5.300%, 2/1/2018                                                                            $  1,000,000      1,051,910
==================================================================================================================================
                                                                                                                      36,142,712
0.60   UTAH
       Utah Hsg Fin Agency (FHA/VA/FHMA Insured), Single Family Mtg, 1994 Issue D-1
        Term Mezzanine, 6.450%, 7/1/2011                                                             $     90,000         92,844
       West Valley, Utah (AMBAC Insured), Sales Tax Rev, Series 2002A, 5.000%, 7/15/2019             $  1,035,000      1,055,948
==================================================================================================================================
                                                                                                                       1,148,792
0.35   VERMONT
       Vermont Hsg Fin Agency, Single Family Hsg Rev, Series 5, 6.875%, 11/1/2016                    $    645,000        664,305
==================================================================================================================================
1.66   VIRGINIA
       Fauquier Cnty Indl Dev Auth, Virginia (Fauquier Hosp Obligated Group) (AGIC Insured),
         Hosp Rev, Series 2002, 5.500%, 10/1/2017                                                    $    500,000        538,965
       Henrico Cnty Econ Dev Auth, Virginia (Virginia United Methodist Homes),
         Residential Care Facil Rev Ref, Series 2002A, 6.500%, 6/1/2022                              $  1,000,000        989,890
       Virginia Hsg Dev Auth, Gen Oblig, Rental Hsg Rev, 2000 Series D, 5.700%, 4/1/2011             $  1,500,000      1,622,430
==================================================================================================================================
                                                                                                                       3,151,285
1.45   WASHINGTON
       Washington Hlth Care Facils Auth (Providence Hlth System) (MBIA Insured), Rev,
         Series 2001A, 5.250%, 10/1/2021                                                             $  1,000,000      1,024,500
       White River School Dist #416, Washington (Pierce Cnty), Gen Oblig, Unltd Tax,
         Series 2000, 5.350%, 12/1/2009                                                              $  1,550,000      1,737,039
==================================================================================================================================
                                                                                                                       2,761,539
2.24   WISCONSIN
       Adams-Friendship School Dist, Wisconsin (Adams Cnty) (AMBAC Insured),
         Gen Oblig, Ref, 6.500%, 4/1/2015                                                            $  1,340,000      1,594,064
       Wisconsin, Gen Oblig, Series 2000C, 5.500%, 5/1/2019                                          $  2,500,000   $  2,653,950
==================================================================================================================================
                                                                                                                       4,248,014

                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       TOTAL MUNICIPAL BONDS (AMORTIZED COST $175,945,033)                                                           186,544,163
==================================================================================================================================
1.01   SHORT-TERM INVESTMENTS -- MUNICIPAL BONDS
0.04   ALASKA
       Alaska Indl Dev & Export Auth, Ref Revolving Fund, Series 1994A, Lots 1-29,
         5.700%, 4/1/2004                                                                            $     65,000         66,617
==================================================================================================================================
0.02   FLORIDA
       Miami Beach Redev Agency, Florida (City Ctr/Historic Convention Vlg), Tax
         Increment Rev, Series 1993, 5.100%, 12/1/2003                                               $     40,000         40,358
==================================================================================================================================
0.42   NEVADA
       Reno, Nevada (St Mary's Regl Med Ctr) (MBIA Insured), VRD, Hosp Rev, 1998
        Series B, 5/15/2023(k)                                                                       $    800,000        800,000
==================================================================================================================================
0.53   TEXAS
       Harris Cnty, Texas (Exxon Proj), VR, PCR, Series 1984-A, 3/1/2024(k)                          $  1,000,000      1,000,000
==================================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $1,905,000)                                                        1,906,975
==================================================================================================================================
99.16  TOTAL INVESTMENTS AT VALUE
         (AMORTIZED COST $177,850,033)                                                                               188,451,138
==================================================================================================================================
0.84   OTHER ASSETS LESS LIABILITIES                                                                                   1,604,636
==================================================================================================================================
100.00 NET ASSETS AT VALUE                                                                                          $190,055,774
==================================================================================================================================

US GOVERNMENT SECURITIES FUND
88.82  FIXED INCOME SECURITIES
30.43  US GOVERNMENT OBLIGATIONS
       US Treasury Bonds, 6.250%, 5/15/2030                                                          $  2,900,000   $  3,273,149
       US Treasury Notes
         4.250%, 8/15/2013                                                                           $  5,500,000      5,410,625
         4.000%, 11/15/2012                                                                          $ 10,000,000      9,696,090
         1.625%, 1/31/2005                                                                           $ 23,000,000     23,022,471
==================================================================================================================================
         TOTAL US GOVERNMENT OBLIGATIONS (Amortized Cost $41,791,448)                                                 41,402,335
==================================================================================================================================
58.39  US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae, Benchmark Notes
         6.000%, 1/18/2012                                                                           $  1,200,000      1,250,341
       Fannie Mae, Gtd Mortgage Pass-Through Certificates
         7.500%, 7/1/2028                                                                            $  2,320,292      2,479,231
         7.000%, 4/1/2032                                                                            $  1,741,875      1,834,408
         7.000%, 11/1/2032                                                                           $  4,504,437      4,743,724
         6.500%, 5/1/2033                                                                            $  5,139,463      5,319,734
         4.500%, 5/1/2018                                                                            $ 19,064,411     18,747,696
         4.500%, 6/1/2018                                                                            $  9,749,686      9,587,715
       Government National Mortgage Association I, Platinum Collateral
         5.000%, 11/15/2017                                                                          $  7,568,608      7,664,709
       Government National Mortgage Association I & II, Single Issuer
         7.000%, 8/15/2032                                                                           $  1,836,263      1,940,801
         5.000%, 12/15/2017                                                                          $ 14,488,786     14,672,754
         5.000%, 1/15/2018                                                                           $  3,661,110      3,706,062
         5.000%, 2/15/2018                                                                           $  4,811,500      4,870,577
         5.000%, 2/15/2018                                                                           $  2,586,012      2,617,763
==================================================================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $81,405,667)                                          79,435,515
==================================================================================================================================


                                                                                                    SHARES, UNITS
                                                                                                     OR PRINCIPAL
 %       DESCRIPTION                                                                                       AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $123,197,115)                                                   120,837,850
==================================================================================================================================
12.25  SHORT-TERM INVESTMENTS
11.11  US GOVERNMENT OBLIGATIONS
       US Treasury, Notes, 3.000%, 1/31/2004 (Amortized Cost $15,071,623)                            $ 15,000,000     15,119,535
==================================================================================================================================
1.14   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 8/29/2003 due 9/2/2003 at
         0.940%, repurchased at $1,548,627 (Collateralized by Freddie Mac,
         Medium-Term Notes,
         due 1/21/2005 at 2.000%, value $1,583,225) (Cost $1,548,465)                                $  1,548,465      1,548,465
==================================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $16,620,088)                                                      16,668,000
==================================================================================================================================
101.07 TOTAL INVESTMENTS AT VALUE
         (AMORTIZED COST $139,817,203)                                                                               137,505,850
==================================================================================================================================
(1.07) OTHER ASSETS LESS LIABILITIES                                                                                  (1,452,897)
==================================================================================================================================
100.00 NET ASSETS AT VALUE                                                                                        $  136,052,953
==================================================================================================================================
(a) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(b) Step-up securities are obligations which increase the interest rate at a specific point in time. Rate shown reflects current rate which may step-up at a future date.

(c) The company filed for bankruptcy.

(d  Defaulted security. The issuer is in default with respect to interest payments and the Fund has stopped accruing interest income.

(e) Security is a payment-in-kind (PIK) security. PIK securities may make interest payments in additional securities.

(f) Security is non-income producing.

(g) PAY PHONES - Premium Accelerated Yield Participating Hybrid Option Note Exchangeable Securities.

(h) Security is an affiliated Company (Note 4).

(i) Security is a when-issued security.

(j) Security has been designated as collateral for when-issued securities.

(k) All securities with a maturity date greater than one year have either a variable rate, demand future, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

(l) Security is valued at fair value at August 31, 2003.


The following acronyms may be used in security descriptions:

ACA          --     American Capital Access Financial Guaranty Corporation
AGIC         --     Asset Guaranty Insurance Company
AMBAC        --     American Municipal Bond Assurance Corporation
FGIC         --     Flexible Guaranty Insurance Company
FHA          --     Federal Housing Association
FHMA         --     Federal Home Mortgage Association
FSA          --     Financial Security Assurance
MBIA         --     Municipal Bond Investors Assurance Corporation
PCR          --     Pollution Control Revenue
PSFG         --     Permanent School Fund Guarantee Program
VA           --     Veteran's Association
VHA          --     Veteran's Housing Association
VR(m)        --     Variable Rate
VRD(m)       --     Variable Rate Demand
(m) Rate is subject to change. Rate shown reflects current rate.

(n) The following are restricted and illiquid securities at August 31, 2003:

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                                                                     VALUE AS A %
                                                                             ACQUISITION         ACQUISITION       OF NET ASSETS
DESCRIPTION                                                                      DATE(S)                COST            AT VALUE
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND

Ntelos Inc
  Sr Convertible Notes, 9.000%, 8/15/2003                                       4/10/03         $ 4,950,000                1.48%
  Warrants (Exp 2010)                                                           7/21/00             214,160                0.00
XO Communications Rights (to purchase cmn shrs)                                 1/29/03                  50                0.00
=================================================================================================================================
                                                                                                                           1.48%
=================================================================================================================================

SELECT INCOME FUND
Ntelos Inc Warrants (Exp 2010)                                                  7/21/00         $    48,673                0.00%
XO Communications Rights (to purchase cmn shrs)                                 1/29/03                   5                0.00
=================================================================================================================================
                                                                                                                           0.00%
=================================================================================================================================

See Notes to Financial Statements



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO BOND FUNDS, INC.
AUGUST 31, 2003

                                                                   HIGH             SELECT
                                                                  YIELD             INCOME
                                                                   FUND               FUND
--------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost                                               $  317,848,895     $  260,558,717
============================================================================================
   At Value                                              $  332,193,253     $  259,825,664
Receivables:
   Investment Securities Sold                                         0          1,752,410
   Fund Shares Sold                                           2,994,454            534,698
   Interest                                                   6,259,483          3,962,563
Prepaid Expenses and Other Assets                                56,525             73,843
===========================================================================================
TOTAL ASSETS                                                341,503,715        266,149,178
============================================================================================
LIABILITIES
Payables:
   Custodian                                                      3,079                867
   Distributions to Shareholders                                286,344             76,775
   Investment Securities Purchased                            6,677,577            735,800
   Fund Shares Repurchased                                      744,456          1,519,231
Accrued Distribution Expenses
   Investor Class                                                61,746             53,893
   Class A                                                        3,306              1,840
   Class B                                                        1,753                412
   Class C                                                       10,424              1,439
   Class K                                                          467              1,514
Accrued Expenses and Other Payables                              55,447             50,878
============================================================================================
TOTAL LIABILITIES                                             7,844,599          2,442,649
============================================================================================
NET ASSETS AT VALUE                                      $  333,659,116     $  263,706,529
============================================================================================
NET ASSETS
Paid-in Capital(a)                                       $  783,016,583     $  393,683,277
Accumulated Undistributed Net Investment Income                 651,296            139,382
Accumulated Undistributed Net Realized Loss on
   Investment Securities                                   (464,353,121)      (129,383,077)
Net Appreciation (Depreciation) of Investment Securities     14,344,358           (733,053)
============================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding    $  333,659,116     $  263,706,529
============================================================================================
NET ASSETS AT VALUE:
   Investor Class                                        $  292,299,060     $  254,097,951
============================================================================================
   Class A                                               $   21,451,578     $    3,435,312
============================================================================================
   Class B                                               $    2,235,581     $      522,954
============================================================================================
   Class C                                               $   16,423,786     $    1,560,591
============================================================================================
   Class K                                               $    1,249,111     $    4,089,721
============================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)

INVESCO BOND FUNDS, INC.
AUGUST 31, 2003

                                                                       HIGH             SELECT
                                                                      YIELD             INCOME
                                                                       FUND               FUND
                                                                 (CONTINUED)        (CONTINUED)
-----------------------------------------------------------------------------------------------
Shares Outstanding
   Investor Class                                            79,105,993              48,320,761
   Class A                                                    5,754,258                 657,232
   Class B                                                      607,040                  99,511
   Class C                                                    4,468,945                 296,838
   Class K                                                      340,221                 777,962
===============================================================================================
NET ASSET VALUE PER SHARE:
 Investor Class, Offering and Redemption Price per
 Share                                                     $       3.70            $       5.26
 Class A
    Redemption Price per Share                             $       3.73            $       5.23
    Offering Price per Share (Maximum sales charge
    of 4.75%)                                              $       3.92            $       5.49
 Class B, Offering and Redemption Price per Share          $       3.68            $       5.26
 Class C, Offering and Redemption Price per Share          $       3.68            $       5.26
 Class K, Offering and Redemption Price per Share          $       3.67            $       5.26
================================================================================================

(a) The INVESCO Bond Funds, Inc. have 4.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 1.7 billion have been allocated to High Yield
    Fund and 1.5 billion to Select Income Fund: 400 million to High Yield Fund - Investor
    Class, 300 million to High Yield Fund - Class A, 300 million to High Yield Fund - Class
    B, 300 million to High Yield Fund - Class C, 400 million to High Yield Fund - Class K and 300 million to each class of Select Income Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED) INVESCO BOND FUNDS, INC.
AUGUST 31, 2003

                                                                                      U.S.
                                                               TAX-FREE         GOVERNMENT
                                                                   BOND         SECURITIES
                                                                   FUND               FUND
-------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                            $  177,850,033     $  139,817,203
===========================================================================================
   At Value(a)                                           $  188,451,138     $  137,505,850
Receivables:
   Investment Securities Sold                                         0          3,940,815
   Fund Shares Sold                                             945,889          1,444,624
   Interest                                                   2,188,590            591,350
Prepaid Expenses and Other Assets                                40,168             43,185
===========================================================================================
TOTAL ASSETS                                                191,625,785        143,525,824
===========================================================================================
LIABILITIES
Payables:
   Custodian                                                      1,688                780
   Distributions to Shareholders                                173,996             12,603
   Investment Securities Purchased                            1,092,250          6,428,045
   Fund Shares Repurchased                                      217,900            970,487
Accrued Distribution Expenses
   Investor Class                                                39,309             26,365
   Class A                                                          662              3,581
   Class B                                                          519              1,360
   Class C                                                        2,186              4,060
Accrued Expenses and Other Payables                              41,501             25,590
===========================================================================================
TOTAL LIABILITIES                                             1,570,011          7,472,871
===========================================================================================
NET ASSETS AT VALUE                                      $  190,055,774     $  136,052,953
===========================================================================================
NET ASSETS
Paid-in Capital(b)                                       $  180,992,485     $  137,235,159
Accumulated Undistributed Net Investment Income (Loss)            4,036             (9,320)
Accumulated Undistributed Net Realized Gain (Loss) on
   Investment Securities                                     (1,541,852)         1,138,467
Net Appreciation (Depreciation) of Investment Securities     10,601,105         (2,311,353)
===========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding    $  190,055,774     $  136,052,953
===========================================================================================
NET ASSETS AT VALUE:
   Investor Class                                        $  185,597,615     $  121,677,622
===========================================================================================
   Class A                                               $    1,906,202     $    9,122,393
===========================================================================================
   Class B                                               $      647,796     $    1,286,931
===========================================================================================
   Class C                                               $    1,904,161     $    3,966,007
===========================================================================================


STATEMENT OF ASSETS AND LIABILITIES
(CONTINUED)
INVESCO BOND FUNDS, INC.
AUGUST 31, 2003


                                                                                      U.S.
                                                               TAX-FREE         GOVERNMENT
                                                                   BOND         SECURITIES
                                                                   FUND               FUND
                                                             (CONTINUED)        (CONTINUED)
-------------------------------------------------------------------------------------------
Shares Outstanding
   Investor Class                                            12,146,308         16,474,754
   Class A                                                      124,969          1,010,054
   Class B                                                       42,396            174,014
   Class C                                                      110,274            537,363
===========================================================================================
NET ASSET VALUE PER SHARE:
   Investor Class, Offering and Redemption Price
   per Share                                              $       15.28       $       7.39
   Class A
      Redemption Price per Share                          $       15.25       $       9.03
      Offering Price per Share (Maximum sales charge
      of 4.75%)                                           $       16.01       $       9.48
   Class B, Offering and Redemption Price per Share       $       15.28       $       7.40
   Class C, Offering and Redemption Price per Share       $       17.27       $       7.38
===========================================================================================

(a) Investment securities at cost and value at August 31, 2003 includes a repurchase agreement of $1,548,465 for U.S. Government Securities Fund.

(b) The INVESCO Bond Funds, Inc. have 4.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 400 million have been allocated to Tax-Free
    Bond Fund and 400 million to U.S. Government Securities Fund: 100 million to each Class.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
INVESCO BOND FUNDS, INC.
YEAR ENDED AUGUST 31, 2003

                                                                   HIGH             SELECT
                                                                  YIELD             INCOME
                                                                   FUND               FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                $    1,416,634     $      270,634
Dividends from Affiliated Investment Companies                   19,591              9,180
Interest                                                     26,958,931         17,803,258
===========================================================================================
   TOTAL INCOME                                              28,395,156         18,083,072
===========================================================================================
EXPENSES
Investment Advisory Fees                                      1,468,527          1,592,816
Distribution Expenses                                           835,145            755,449
Transfer Agent Fees                                           1,218,208          1,523,261
Administrative Services Fees                                    143,162            140,491
Custodian Fees and Expenses                                      55,284             52,494
Directors' Fees and Expenses                                     27,907             29,497
Interest Expenses                                                   690              3,159
Professional Fees and Expenses                                   52,581             53,007
Registration Fees and Expenses
   Investor Class                                                25,420             29,689
   Class A                                                        1,940              1,576
   Class B                                                          487              4,238
   Class C                                                        5,047              4,938
   Class K                                                        5,544              5,593
Reports to Shareholders                                         137,015            124,376
Other Expenses                                                   33,805             31,005
===========================================================================================
   TOTAL EXPENSES                                             4,010,762          4,351,589
   Fees and Expenses Absorbed/Reimbursed by
    Investment Adviser                                         (228,111)        (1,264,326)
   Fees and Expenses Paid Indirectly                             (3,443)            (1,430)
===========================================================================================
      NET EXPENSES                                            3,779,208          3,085,833
===========================================================================================
NET INVESTMENT INCOME                                        24,615,948         14,997,239
===========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                 (137,138,672)       (39,955,637)
Change in Net Appreciation/Depreciation of Investment
Securities                                                  185,753,163         53,164,780
===========================================================================================
NET GAIN ON INVESTMENT SECURITIES                            48,614,491         13,209,143
===========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       $   73,230,439     $   28,206,382
===========================================================================================

See Notes to Financial Statements

STATEMENT OF OPERATIONS (CONTINUED)
INVESCO BOND FUNDS, INC.
YEAR ENDED AUGUST 31, 2003

                                                                   U.S.
                                                               TAX-FREE         GOVERNMENT
                                                                   BOND         SECURITIES
                                                                   FUND               FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                          $   10,055,640     $    5,989,136
===========================================================================================
EXPENSES
Investment Advisory Fees                                      1,103,854            943,965
Distribution Expenses                                           524,022            494,631
Transfer Agent Fees                                             274,232            761,498
Administrative Services Fees                                    100,315             87,233
Custodian Fees and Expenses                                      25,910             29,874
Directors' Fees and Expenses                                     21,791             20,158
Interest Expenses                                                 4,109                115
Professional Fees and Expenses                                   45,943             41,737
Registration Fees and Expenses
   Investor Class                                                27,600             30,309
   Class A                                                        4,271              4,393
   Class B                                                        1,871              4,279
   Class C                                                        4,946              5,143
Reports to Shareholders                                          63,221            134,569
Other Expenses                                                   43,815             12,906
===========================================================================================
   TOTAL EXPENSES                                             2,245,900          2,570,810
   Fees and Expenses Absorbed/Reimbursed by
   Investment Adviser                                          (408,598)          (783,634)
   Fees and Expenses Paid Indirectly                             (1,358)              (429)
===========================================================================================
      NET EXPENSES                                            1,835,944          1,786,747
===========================================================================================
NET INVESTMENT INCOME                                         8,219,696          4,202,389
===========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on Investment Securities                      423,389          6,144,324
Change in Net Appreciation/Depreciation of
Investment Securities                                        (3,518,149)        (8,314,415)
===========================================================================================
NET LOSS ON INVESTMENT SECURITIES                            (3,094,760)        (2,170,091)
===========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       $    5,124,936     $    2,032,298
===========================================================================================

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS
HIGH YIELD FUND

                                                                     YEAR ENDED AUGUST 31
-------------------------------------------------------------------------------------------
                                                                   2003              2002
                                                                                  (Note 1)
OPERATIONS
Net Investment Income                                    $   24,615,948     $   38,897,725
Net Realized Loss                                          (137,138,672)      (179,787,118)
Change in Net Appreciation/Depreciation                     185,753,163         52,264,710
===========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           73,230,439        (88,624,683)
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   Investor Class                                           (23,044,444)       (38,254,815)
   Class A                                                     (670,812)           (13,248)
   Class B                                                      (66,459)            (5,198)
   Class C                                                     (737,112)          (530,389)
   Class K                                                      (96,704)           (74,387)
===========================================================================================
TOTAL DISTRIBUTIONS                                         (24,615,531)       (38,878,037)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                            93,082,547         61,637,196
   Class A                                                   81,716,720          1,432,329
   Class B                                                    2,106,585            219,698
   Class C                                                   54,338,978          4,648,460
   Class K                                                    4,474,162          1,248,753
Reinvestment of Distributions
   Investor Class                                            19,803,170         33,291,866
   Class A                                                      439,892              7,627
   Class B                                                       42,890              4,897
   Class C                                                      542,877            340,555
   Class K                                                       96,625             74,387
===========================================================================================
                                                            256,644,446        102,905,768
Amounts Paid for Repurchases of Shares
   Investor Class                                          (124,916,874)      (226,473,317)
   Class A                                                  (63,316,016)          (752,541)
   Class B                                                     (263,279)           (34,473)
   Class C                                                  (44,401,402)        (6,558,133)
   Class K                                                   (4,361,898)          (385,319)
===========================================================================================
                                                           (237,259,469)      (234,203,783)
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                   19,384,977       (131,298,015)
===========================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                      67,999,885       (258,800,735)
===========================================================================================
NET ASSETS
Beginning of Period                                         265,659,231        524,459,966
===========================================================================================
End of Period (Including Accumulated Undistributed Net
   Investment Income of $651,296 and $351,326,
   respectively)                                         $  333,659,116     $  265,659,231
===========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
SELECT INCOME FUND

                                                                    YEAR ENDED AUGUST 31
-------------------------------------------------------------------------------------------
                                                                   2003             2002
                                                                                  (Note 1)
OPERATIONS
Net Investment Income                                    $   14,997,239     $   27,490,121
Net Realized Loss                                           (39,955,637)       (51,675,879)
Change in Net Appreciation/Depreciation                      53,164,780        (17,942,040)
===========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           28,206,382        (42,127,798)
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   Investor Class                                           (14,571,253)       (27,098,344)
   Class A                                                     (200,921)            (5,628)
   Class B                                                      (14,936)            (1,369)
   Class C                                                      (83,872)          (105,117)
   Class K                                                     (228,486)          (284,456)
===========================================================================================
TOTAL DISTRIBUTIONS                                         (15,099,468)       (27,494,914)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                           144,149,429        194,511,191
   Class A                                                  232,560,846            283,239
   Class B                                                      477,431             90,056
   Class C                                                    3,761,239            982,308
   Class K                                                    1,502,468          7,884,951
Reinvestment of Distributions
   Investor Class                                            13,295,677         25,174,430
   Class A                                                       54,577              5,628
   Class B                                                        7,131              1,346
   Class C                                                       73,725             96,422
   Class K                                                      228,415            284,456
===========================================================================================
                                                            396,110,938        229,314,027
Amounts Paid for Repurchases of Shares
   Investor Class                                          (237,474,646)      (423,307,119)
   Class A                                                 (229,356,968)            (5,603)
   Class B                                                      (60,469)                 0
   Class C                                                   (3,991,693)        (1,989,997)
   Class K                                                   (2,955,842)        (2,530,537)
===========================================================================================
                                                           (473,839,618)      (427,833,256)
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                  (77,728,680)      (198,519,229)
===========================================================================================
TOTAL DECREASE IN NET ASSETS                                (64,621,766)      (268,141,941)
NET ASSETS
Beginning of Period                                         328,328,295        596,470,236
===========================================================================================
End of Period (Including Accumulated Undistributed Net
  Investment Income of $139,382 and $26,756,
  respectively)                                          $  263,706,529     $  328,328,295
===========================================================================================

See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
TAX-FREE BOND FUND

                                                                    YEAR ENDED AUGUST 31
-------------------------------------------------------------------------------------------
                                                                   2003             2002
                                                                                  (Note 1)
OPERATIONS
Net Investment Income                                    $    8,219,696     $    8,237,112
Net Realized Gain                                               423,389            499,665
Change in Net Appreciation/Depreciation                      (3,518,149)           822,363
===========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            5,124,936          9,559,140
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   Investor Class                                            (8,071,616)        (8,197,277)
   Class A                                                      (57,161)            (1,710)
   Class B                                                      (16,593)            (1,208)
   Class C                                                      (74,326)           (36,917)
===========================================================================================
TOTAL DISTRIBUTIONS                                          (8,219,696)        (8,237,112)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                           140,933,770        250,715,078
   Class A                                                   16,864,705            265,064
   Class B                                                      461,364            296,326
   Class C                                                   18,452,811          6,650,861
Reinvestment of Distributions
   Investor Class                                             5,894,778          5,949,699
   Class A                                                       45,033              1,485
   Class B                                                       11,081                434
   Class C                                                       58,415             26,047
===========================================================================================
                                                            182,721,957        263,904,994
Amounts Paid for Repurchases of Shares
   Investor Class                                          (154,948,591)      (275,925,361)
   Class A                                                  (15,200,854)           (42,139)
   Class B                                                     (114,304)                 0
   Class C                                                  (17,306,538)        (7,156,667)
===========================================================================================
                                                           (187,570,287)      (283,124,167)
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                   (4,848,330)       (19,219,173)
===========================================================================================
TOTAL DECREASE IN NET ASSETS                                 (7,943,090)       (17,897,145)
NET ASSETS
Beginning of Period                                         197,998,864        215,896,009
===========================================================================================
End of Period (Including Accumulated Undistributed Net
 Investment Income of $4,036 and $4,036,
 respectively)                                           $  190,055,774     $  197,998,864
===========================================================================================
See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
U.S. GOVERNMENT SECURITIES FUND

                                                                    YEAR ENDED AUGUST 31
-------------------------------------------------------------------------------------------
                                                                   2003             2002
                                                                                  (Note 1)
OPERATIONS
Net Investment Income                                    $    4,202,389     $    6,074,021
Net Realized Gain (Loss)                                      6,144,324           (942,947)
Change in Net Appreciation/Depreciation                      (8,314,415)         4,531,395
===========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            2,032,298          9,662,469
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   Investor Class                                            (7,090,235)        (5,853,389)
   Class A                                                     (243,555)            (5,380)
   Class B                                                      (52,775)            (7,408)
   Class C                                                     (228,386)          (207,844)
===========================================================================================
TOTAL DISTRIBUTIONS                                          (7,614,951)        (6,074,021)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                           127,900,697        276,502,535
   Class A                                                  198,066,897          4,195,218
   Class B                                                    1,686,319          1,005,380
   Class C                                                   34,628,637         29,132,359
Reinvestment of Distributions
   Investor Class                                             6,666,655          5,222,247
   Class A                                                      129,409              2,306
   Class B                                                       37,259              5,982
   Class C                                                      193,585            177,547
===========================================================================================
                                                            369,309,458        316,243,574
Amounts Paid for Repurchases of Shares
   Investor Class                                          (166,860,044)      (256,838,771)
   Class A                                                 (190,080,626)        (2,883,457)
   Class B                                                   (1,357,900)           (64,452)
   Class C                                                  (35,970,785)       (31,390,354)
===========================================================================================
                                                           (394,269,355)      (291,177,034)
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                  (24,959,897)        25,066,540
===========================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (30,542,550)        28,654,988
NET ASSETS
Beginning of Period                                         166,595,503        137,940,515
===========================================================================================
End of Period (Including Accumulated Undistributed Net
 Investment Loss of ($9,320) and ($9,320),
 respectively)                                           $  136,052,953     $  166,595,503
===========================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

INVESCO BOND FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Bond Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds:
High Yield Fund, Select Income Fund, Tax-Free Bond Fund and U.S. Government Securities Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for High Yield and Select Income Funds; to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital for Tax-Free Bond Fund; and to seek a high level of current income by investing in debt obligations issued by the U.S. Government or its agencies for U.S. Government Securities Fund. INVESCO Bond Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. Effective October 1, 2003, the name of INVESCO Bond Funds, Inc. will change to A I M Bond Funds, Inc.

Effective April 1, 2002, the Funds began offering two additional classes of shares, referred to as Class A and Class B shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed by INVESCO Funds Group, Inc. ("IFG") and distributed by A I M Distributors, Inc. ("ADI") in Investor Class shares.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Municipal securities (including commitments to purchase such securities on a when-issued basis) are valued on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available.

Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. WHEN-ISSUED SECURITIES -- When-issued securities held by the Fund are fully collateralized by other securities. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals the current market value of the when-issued securities and are noted in the Statement of Investment Securities.

C. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Interest on payment-in-kind debt securities is accrued based on the yield to maturity at purchase date method. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. It is the Fund's accounting practice to discontinue the accrual of income to provide an estimate for probable losses due to unpaid interest income on defaulted bonds. Charge offs of income are recorded when information obtained indicates previously recorded amounts are not collectable. During the year ended August 31, 2003, High Yield Fund wrote off accrued interest of $473,676. During that same period, Select Income Fund did not write off any accrued interest. During the year ended August 31, 2002, High Yield and Select Income Funds wrote off accrued interest which amounted to $3,015,513 and $528,958, respectively.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended August 31, 2003, High Yield and Select Income Funds invested in INVESCO Treasurer's Series Money Market Reserve Fund. During that same period, there were no such investments by Tax-Free Bond and U.S. Government Securities Funds. The income from this investment is recorded in the Statement of Operations.

High Yield Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds due to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

High Yield and Select Income Funds may have elements of risk due to investments in specific industries.

Investments in securities of U.S. Governmental agencies or instrumentalities may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

F. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended August 31, 2003, 99.51% were exempt from federal income taxes for the Tax-Free Bond Fund. The tax composition of distributions from ordinary income, long-term capital gains and of the ordinary income distributions declared and amounts qualifying for the dividends received deduction available to the Fund's corporate shareholders were as follows:

                                                YEAR ENDED            YEAR ENDED            YEAR ENDED          YEAR ENDED
                                           AUGUST 31, 2003       AUGUST 31, 2003       AUGUST 31, 2003     AUGUST 31, 2002
                                           ORDINARY INCOME     LONG-TERM CAPITAL            QUALIFYING     ORDINARY INCOME
FUND                                         DISTRIBUTIONS    GAIN DISTRIBUTIONS            PERCENTAGE       DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
High Yield Fund                           $     24,615,531        $          0                  5.67%       $   38,878,037
Select Income Fund                              15,099,468                   0                  1.78%           27,494,914
Tax-Free Bond Fund                               8,219,696                   0                  0.00%            8,237,112
U.S. Government Securities Fund                  5,725,239           1,889,712                  0.00%            6,074,021

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. Mortgage paydown gain/loss is treated as capital gains for federal income tax purposes but is included in interest income in the Statement of Operations.

The tax components of the Fund at August 31, 2003 include:

                                                                                                                          NET TAX
                                                        COST OF             GROSS TAX             GROSS TAX          APPRECIATION
                                                INVESTMENTS FOR            UNREALIZED            UNREALIZED        (DEPRECIATION)
FUND                                               TAX PURPOSES          APPRECIATION          DEPRECIATION        ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                  $  367,805,482        $   14,896,486        $   50,508,715        $ (35,612,229)
Select Income Fund                                  266,424,305             5,658,390            12,257,031           (6,598,641)
Tax-Free Bond Fund                                  177,850,033            11,275,121               674,016           10,601,105
U.S. Government Securities Fund                     140,036,590                88,636             2,619,376           (2,530,740)

                                                                          ACCUMULATED           ACCUMULATED     CUMULATIVE EFFECT
                                                  UNDISTRIBUTED          CAPITAL GAIN          CAPITAL LOSS              OF OTHER
FUND                                            ORDINARY INCOME             CARRYOVER            CARRYOVERS    TIMING DIFFERENCES
---------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                  $      713,598        $            0        $ (331,445,684)       $ (83,013,152)
Select Income Fund                                      189,287                     0           (95,905,642)         (27,661,752)
Tax-Free Bond Fund                                       32,621                     0            (1,541,852)             (28,585)
U.S. Government Securities Fund                         368,245               992,285                     0              (11,996)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2003, 2004, 2006, 2007, 2008, 2009, 2010 and 2011. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Net capital loss carryovers utilized during the year ended August 31, 2003 by Tax-Free Bond and U.S. Government Securities Funds amounted to $423,389 and $392,339, respectively.

The cumulative effect of other timing differences includes deferred post-October 31 losses and deferred director's fees. Deferred post-October 31 capital losses are: High Yield Fund $82,950,850 and Select Income Fund $27,611,847.

G. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                     AVERAGE NET ASSETS
--------------------------------------------------------------------------------

                                            $0 TO         $300 TO           OVER
                                             $300            $500           $500
FUND                                      MILLION         MILLION        MILLION
--------------------------------------------------------------------------------
High Yield Fund                              0.50%          0.40%          0.30%
Select Income Fund                           0.55%          0.45%          0.35%
Tax-Free Bond Fund                           0.55%          0.45%          0.35%
U.S. Government Securities Fund              0.55%          0.45%          0.35%

A sub-advisory Agreement between IFG and AIM Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of Tax-Free Bond Fund are made by AIM. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to ADI or (the "Distributor") effective July 1, 2003, and prior to July 1, 2003 to INVESCO Distributors, Inc. ("IDI"), both are subsidiaries of AMVESCAP PLC, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to the Distributor. Class A shares of the Fund pay compensation to the Distributor at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to the Distributor at a rate of 1.00% of annual average net assets. Of these amounts, the Distributor may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses the Distributor incurs with respect to each Fund in any fiscal year can not be recovered in subsequent years. For the year ended August 31, 2003, amounts paid to the Distributor were as follows:

                                                             INVESTOR          CLASS          CLASS           CLASS          CLASS
FUND                                                            CLASS              A              B               C              K
----------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                          $    679,883     $   27,203      $   8,266      $   95,473     $    5,420
Select Income Fund                                            708,696         14,724          3,152          18,772         20,770
Tax-Free Bond Fund                                            492,605          4,830          4,940          20,898             --
U.S. Government Securities Fund                               396,547         24,912         14,874          60,960             --

Distribution Expenses for each class as presented in the Statement of Operations for the year ended August 31, 2003 were as follows:

                                                             INVESTOR          CLASS          CLASS           CLASS          CLASS
FUND                                                            CLASS              A              B               C              K
----------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                          $    686,929     $   30,364      $   9,884      $  102,375     $    5,593
Select Income Fund                                            696,303         16,489          3,493          18,860         20,304
Tax-Free Bond Fund                                            490,971          5,425          5,245          22,381             --
U.S. Government Securities Fund                               389,774         28,186         15,431          61,240             --

IFG receives a transfer agent fee from each Class at an annual rate of $28.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. Aggregate fees collected for such omnibus accounts for the year ended August 31, 2003 amounted to $579,566 for High Yield Fund, $999,813 for Select Income Fund, $16,124 for Tax-Free Bond Fund and $139,402 for U.S. Government Securities Fund, respectively, of which $300,573, $472,283, $6,728 and $32,381, respectively, were retained by IFG. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Effective October 1, 2003, A I M Fund Services, Inc. will assume all responsibilities under the existing Transfer Agency Agreement. Transfer agent fees for each class as presented in the Statement of Operations for the year ended August 31, 2003 were as follows:

                                                             INVESTOR          CLASS          CLASS           CLASS          CLASS
FUND                                                            CLASS              A              B               C              K
----------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                          $  1,175,630     $    7,940      $   1,966      $   22,431     $   10,241
Select Income Fund                                          1,471,826          5,631            553           9,065         36,186
Tax-Free Bond Fund                                            264,332          2,582            703           6,615             --
U.S. Government Securities Fund                               711,925         14,449          3,162          31,962             --

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by each Fund. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the year ended August 31, 2003, total fees and expenses voluntarily absorbed were as follows:

                                                             INVESTOR          CLASS          CLASS           CLASS          CLASS
FUND                                                            CLASS              A              B               C              K
----------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                          $    220,323     $        0      $       0      $        0     $   12,013
Select Income Fund                                          1,208,094              0          5,197          14,962         36,073
Tax-Free Bond Fund                                            385,881          6,141          2,798          13,778             --
U.S. Government Securities Fund                               724,497         11,170          7,635          40,332             --

At August 31, 2003, the reimbursement that may potentially be made by the Funds to IFG and that will expire during the years ended August 31, 2005 and 2006 are as follows:

                                                             INVESTOR          CLASS          CLASS           CLASS          CLASS
FUND                                                            CLASS              A              B               C              K
----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2005
High Yield Fund                                          $     97,801     $        0      $       0      $        0   $      2,557
Select Income Fund                                            306,282              0              0           3,068         10,293
Tax-Free Bond Fund                                             86,084            228            208           1,463             --
U.S. Government Securities Fund                               168,189              0              0           7,583             --

YEAR ENDED AUGUST 31, 2006
High Yield Fund                                          $    267,658     $        0      $       0      $        0   $     11,844
Select Income Fund                                          1,193,745              0          5,197          14,918         35,623
Tax-Free Bond Fund                                            384,407          6,175          2,813          13,744             --
U.S. Government Securities Fund                               721,243         11,170          7,635          40,154             --

During the year ended August 31, 2003, the reimbursement that was made by the Funds to IFG were as follows:

                                                             INVESTOR          CLASS          CLASS           CLASS          CLASS
FUND                                                            CLASS              A              B               C              K
----------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                          $     51,066     $        0      $       0      $    4,333     $        0
Select Income Fund                                                  0              0              0               0            387
Tax-Free Bond Fund                                                  0             35             16               0             --

A 2% redemption fee is retained by High Yield Fund - Investor Class to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in-Capital by High Yield Fund - Investor Class. Total redemption fees received by High Yield Fund - Investor Class for the year ended August 31, 2003 were $109,480.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended August 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                                                          PURCHASES                 SALES
-----------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                                          $  258,140,564        $  242,742,022
Select Income Fund                                                                          159,752,750           192,516,320
Tax-Free Bond Fund                                                                           53,966,150            55,944,173

For the year ended August 31, 2003, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were as follows:

FUND                                                                                          PURCHASES                 SALES
-----------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                                          $    2,980,781        $    2,990,625
Select Income Fund                                                                          167,940,584           196,491,832
U.S. Government Securities Fund                                                             314,248,935           304,535,506

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Funds' officers and directors are also officers and directors of IFG, IDI, ADI or AIM.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan and all eligible directors have elected to convert to the new deferred retirement plan.

Pension expenses for the year ended August 31, 2003, included in Directors' Fees and Expenses in the Statement of Operations, and pension liability included in Prepaid Expenses and Accrued Expenses, in the Statement of Assets and Liabilities were as follows:

                                                   PENSION               PENSION
 FUND                                              EXPENSES            LIABILITY
--------------------------------------------------------------------------------
High Yield Fund                                $      5,234         $     16,848
Select Income Fund                                    6,277               13,832
Tax-Free Bond Fund                                    3,431                7,899
U.S. Government Securities Fund                       3,161                4,214

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the year ended August 31, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                                  REALIZED GAIN
                             PURCHASES/OTHER TRANSACTIONS         SALES/OTHER TRANSACTIONS            (LOSS) ON
                           -----------------------------------------------------------------         INVESTMENT          VALUE AT
AFFILIATE                    SHARES                  COST         SHARES            PROCEEDS         SECURITIES         8/31/2003
----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
INVESCO Treasurer's
   Series Money
   Market Reserve
   Fund                  66,360,877        $   66,360,877      44,289,408        $ 44,289,408       $          0      $ 22,071,469
SELECT INCOME FUND
INVESCO Treasurer's
   Series Money
   Market Reserve
   Fund                  78,404,432            78,404,432      73,266,788          73,266,788                  0         5,137,644

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended August 31, 2003, there were no such securities lending arrangements for any of the Funds.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended August 31, 2003, High Yield, Select Income, Tax-Free Bond and U.S. Government Securities Funds borrowed cash at a weighted average rate ranging from 1.24% to 1.69% and interest expenses amounted to $622, $3,159, $4,109 and $115 respectively. During that same period, Select Income and U.S. Government Securities Funds lent cash at a weighted average rate ranging from 1.46% to 1.55% and interest income amounted to $691 and $1,099, respectively.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended August 31, 2003, High Yield Fund borrowed cash at a weighted average rate of 2.44% and interest expense amounted to $68. During that same period, there were no such borrowings for Select Income, Tax-Free Bond and U. S. Government Securities Funds.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1% CDSC and Class K shares may pay a 0.70% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Effective August 18, 2003, the 1.00% CDSC charged by Class C shares for redemptions or exchanges held thirteen months or less will change to twelve months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the year ended August 31, 2003, the Distributor received the following CDSC from Class A, Class B, Class C and Class K shareholders:

FUND                                                     CLASS A               CLASS B               CLASS C               CLASS K
----------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                   $        5,500        $        9,219        $        7,301        $            0
Select Income Fund                                       185,198                 1,056                 5,632                     0
Tax-Free Bond Fund                                             0                 1,368                 7,370                    --
U.S. Government Securities Fund                           23,681                 7,288                19,915                    --

NOTE 9 -- SHARE INFORMATION. Changes in fund share transactions during the year ended August 31, 2003 and the year/period ended August 31, 2002 were as follows:

                                    HIGH YIELD FUND                       SELECT INCOME FUND                  TAX-FREE BOND FUND
                                  YEAR ENDED AUGUST 31                  YEAR ENDED AUGUST 31                 YEAR ENDED AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
                                2003                2002               2003              2002                2003            2002
                                                 (Note 1)                             (Note 1)                            (Note 1)
Shares Sold
   Investor Class         27,198,047          17,471,149         27,435,586        36,626,932           9,016,116      16,446,825
   Class A                23,653,177             437,915         43,817,532            55,842           1,082,313          17,386
   Class B                   611,740              66,328             91,624            17,726              29,558          19,291
   Class C                15,717,393           1,293,758            710,537           189,395           1,037,901         385,747
   Class K                 1,314,474             348,740            287,158         1,450,651                  --              --
Shares Issued from
   Reinvestment of
   Distributions
      Investor Class       5,851,412           9,608,525          2,538,676         4,804,639             376,713         390,632
        Class A              125,211               2,342             10,458             1,129               2,880              96
        Class B               12,215               1,533              1,355               270                 708              28
        Class C              157,193              98,867             14,064            18,427               3,303           1,513
        Class K               28,275              22,188             43,686            55,348                  --              --
==================================================================================================================================
                          74,669,137          29,351,345         74,950,676        43,220,359          11,549,492      17,261,518
Shares Repurchased
   Investor Class        (36,732,318)        (65,441,942)       (45,549,272)      (80,092,938)         (9,883,919)    (18,053,127)
   Class A               (18,235,564)           (228,823)       (43,226,608)           (1,121)           (974,930)         (2,776)
   Class B                   (74,323)            (10,453)           (11,464)                0              (7,189)              0
   Class C               (12,757,264)         (1,870,724)          (752,528)         (373,640)           (976,238)       (415,075)
   Class K                (1,254,691)           (119,413)          (567,220)         (491,998)                 --              --
==================================================================================================================================
                         (69,054,160)        (67,671,355)       (90,107,092)      (80,959,697)        (11,842,276)    (18,470,978)
NET INCREASE
  (DECREASE) IN
  FUND SHARES              5,614,977         (38,320,010)       (15,156,416)      (37,739,338)           (292,784)    (1,209,460)
==================================================================================================================================

                                        U.S. GOVERNMENT
                                        SECURITIES FUND
                                    YEAR ENDED AUGUST 31
------------------------------------------------------------
                                  2003                 2002
                                                    (Note 1)
Shares Sold
   Investor Class           16,753,710          37,212,864
   Class A                  21,328,287             481,408
   Class B                     220,949             136,154
   Class C                   4,540,315           3,919,039
Shares Issued from
   Reinvestment of
   Distributions
      Investor Class           876,647             707,328
        Class A                 13,972                 272
        Class B                  4,901                 814
        Class C                 25,513              23,929
============================================================
                            43,764,294          42,481,808
Shares Repurchased
   Investor Class          (21,948,888)        (34,732,073)
   Class A                 (20,475,198)           (338,687)
   Class B                    (180,064)             (8,740)
   Class C                  (4,723,223)         (4,251,659)
============================================================
                           (47,327,373)        (39,331,159)
NET INCREASE
   (DECREASE) IN
   FUND SHARES              (3,563,079)          3,150,649
============================================================

NOTE 10 -- ADDITIONAL INFORMATION. On June 9, 2003, the Board of Directors for High Yield Fund, Select Income Fund, Tax-Free Bond Fund and U.S. Government Securities Fund ("Selling Funds") unanimously approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Selling Funds, would transfer all of their assets and liabilities to AIM High Yield Fund, AIM Income Fund, AIM Municipal Bond Fund and AIM Intermediate Government Fund, respectively, all in a series of AIM Investment Securities Funds. The Plan has proposals for a new investment advisory agreement and a new administrative services agreement with A I M Advisers, Inc. The Plan is also seeking approval for a redomestication of the Funds, changing the domicile and form of organization of the Funds (which are currently organized as Maryland Corporations) to a Delaware statutory trust. The Plan is more fully described in a proxy statement presented for shareholder consideration on August 25, 2003.

                 ---------------------------------------------

Report of Independent Auditors

To the Board of Directors and Shareholders of INVESCO Bond Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO High Yield Fund, INVESCO Select Income Fund, INVESCO Tax-Free Bond Fund and INVESCO U.S. Government Securities Fund (constituting INVESCO Bond Funds, Inc., hereafter referred to as the "Fundi), at August 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, transfer agent and the application of alternative auditing procedures where securities purchase had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
October 9, 2003

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND -- INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                         YEAR ENDED AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                      2003          2002         2001          2000           1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                       $        3.14    $     4.26     $   5.98      $   6.40      $    6.76
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                 0.29          0.37         0.59          0.60           0.60
Net Gains or (Losses) on Securities (Both Realized
 and Unrealized)                                                      0.55         (1.13)       (1.72)        (0.42)         (0.19)
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      0.84         (0.76)       (1.13)         0.18           0.41
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                      0.28          0.36         0.59          0.60           0.77
==================================================================================================================================
Net Asset Value -- End of Period                             $        3.70    $     3.14     $   4.26      $   5.98      $    6.40
==================================================================================================================================

TOTAL RETURN                                                         27.75%       (18.07%)     (19.96%)        2.89%          6.53%

RATIOS
Net Assets -- End of Period ($000 Omitted)                   $     292,299    $  259,795     $516,687      $787,537      $ 793,337
Ratio of Expenses to Average Net Assets(a)(b)                         1.26%         1.26%        1.08%         1.00%          0.99%
Ratio of Net Investment Income to Average Net Assets(b)               8.39%        10.79%       11.31%         9.60%          9.13%
Portfolio Turnover Rate                                                 89%           58%         111%           98%           154%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2003 and 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.34% and 1.36%, respectively, and ratio of net investment income to average net assets would have been 8.31% and 10.69%, respectively.



FINANCIAL HIGHLIGHTS

HIGH YIELD FUND -- CLASS A & CLASS B
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          CLASS A                             CLASS B

                                                                     YEAR          PERIOD               YEAR           PERIOD
                                                                    ENDED           ENDED              ENDED            ENDED
                                                                AUGUST 31       AUGUST 31          AUGUST 31        AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                     2003            2002(a)            2003             2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                         $     3.18       $    3.39            $  3.13        $    3.39
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                0.29            0.14               0.26             0.14
Net Gains or (Losses) on Securities (Both Realized and
  Unrealized)                                                        0.55           (0.21)              0.55            (0.26)
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     0.84           (0.07)              0.81            (0.12)
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                     0.29            0.14               0.26             0.14
==================================================================================================================================
NET ASSET VALUE -- END OF PERIOD                               $     3.73       $    3.18            $  3.68        $    3.13
==================================================================================================================================

TOTAL RETURN(b)                                                     27.72%          (2.00%)(c)         27.02%           (3.64%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                     $   21,452       $     672            $ 2,236        $     180
Ratio of Expenses to Average Net Assets(d)                           1.07%           1.09%(e)           1.88%            1.81%(e)
Ratio of Net Investment Income to Average Net Assets                 7.73%          10.67%(e)           6.72%           10.09%(e)
Portfolio Turnover Rate                                                89%             58%(f)             89%              58%(f)

(a) From April 1, 2002, inception of Class, to August 31, 2002.

(b) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

(e) Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.


FINANCIAL HIGHLIGHTS

HIGH YIELD FUND -- CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                       PERIOD
                                                                                                                        ENDED
                                                                                          YEAR ENDED AUGUST 31      AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   2003          2002         2001        2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                       $     3.12      $   4.25     $   5.97    $   6.31
===================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                              0.26          0.34         0.55        0.30
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                 0.56         (1.13)       (1.72)      (0.34)
===================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                   0.82         (0.79)       (1.17)      (0.04)
===================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                   0.26          0.34         0.55        0.30
===================================================================================================================================
Net Asset Value -- End of Period                                             $     3.68      $   3.12     $   4.25    $   5.97
===================================================================================================================================

TOTAL RETURN(b)                                                                   27.31%       (18.85%)     (20.70%)     (0.52%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                                   $   16,424      $  4,222     $  7,770    $  4,843
Ratio of Expenses to Average Net Assets(d)(e)                                      1.97%         2.00%        1.69%       1.60%(f)
Ratio of Net Investment Income to Average Net Assets(e)                            7.20%         9.95%       10.75%       9.20%(f)
Portfolio Turnover Rate                                                              89%           58%         111%         98%(g)

(a) From February 15, 2000, inception of Class, to August 31, 2000.

(b) The applicable CDSC is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the year ended August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.08%, and ratio of net investment income to average net assets would have been 9.87%.

(f) Annualized.

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.


FINANCIAL HIGHLIGHTS

HIGH YIELD FUND-- CLASS K
----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                        PERIOD
                                                                                                                         ENDED
                                                                                            YEAR ENDED AUGUST 31     AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2002        2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                                 $        3.13    $    4.26   $   5.20
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                           0.28         0.36       0.40
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                              0.53        (1.13)     (0.94)
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                                0.81        (0.77)     (0.54)
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                                0.27         0.36       0.40
==================================================================================================================================
Net Asset Value -- End of Period                                                       $        3.67    $    3.13   $   4.26
==================================================================================================================================

TOTAL RETURN                                                                                   27.11%      (18.38%)   (11.15%)(b)


RATIOS
Net Assets -- End of Period ($000 Omitted)                                             $       1,249    $     790   $      3
Ratio of Expenses to Average Net Assets(c)(d)                                                   1.45%        1.45%      1.48%(e)
Ratio of Net Investment Income to Average Net Assets(d)                                         7.78%        9.85%     10.77%(e)
Portfolio Turnover Rate                                                                           89%          58%       111%(f)


(a) From December 14, 2000, inception of Class, to August 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2003 and 2002 and the period ended
    August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been
    2.42%, 2.62% and 3.56% (annualized), respectively, and ratio of net investment income to average net assets would have been
    6.81%, 8.68% and 8.69% (annualized), respectively.

(e) Annualized.

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL
HIGHLIGHTS

SELECT INCOME FUND -- INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        YEAR ENDED AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                      2003         2002          2001        2000           1999
PER SHARE DATA
Net Asset Value-- Beginning of Period                        $        5.03      $  5.79     $   6.06    $    6.15      $    6.68
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                 0.27         0.33         0.43         0.43           0.43
Net Gains or (Losses) on Securities (Both Realized
 and Unrealized)                                                      0.23        (0.76)       (0.27)       (0.09)         (0.41)
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      0.50        (0.43)        0.16         0.34           0.02
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                      0.27         0.33         0.43         0.43           0.55
==================================================================================================================================
Net Asset Value-- End of Period                              $        5.26     $   5.03     $   5.79    $    6.06      $    6.15
==================================================================================================================================

TOTAL RETURN                                                         10.12%       (7.45%)       2.73%        5.78%          0.15%

RATIOS
Net Assets-- End of Period ($000 Omitted)                    $     254,098     $321,228    $ 593,629    $ 574,518      $ 549,438
Ratio of Expenses to Average Net Assets(a)(b)                         1.06%        1.05%        1.05%        1.06%          1.06%
Ratio of Net Investment Income to Average Net Assets(b)               5.20%        6.37%        7.18%        7.10%          6.56%
Portfolio Turnover Rate                                                121%          60%          79%          82%           135%


(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2003, 2002, 2001, 2000 and 1999.
    If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.49%, 1.39%, 1.32%,
    1.19% and 1.16%, respectively, and ratio of net investment income to average net assets would have been 4.77%, 6.03%, 6.91%,
    6.97% and 6.46%, respectively.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND -- CLASS A & CLASS B
----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        CLASS A                                CLASS B

                                                                   YEAR           PERIOD                  YEAR            PERIOD
                                                                  ENDED            ENDED                 ENDED             ENDED
                                                              AUGUST 31        AUGUST 31             AUGUST 31         AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   2003             2002(a)               2003             2002(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                       $     5.02       $     5.06             $    5.03        $    5.06
===================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                              0.25             0.13                  0.23             0.11
Net Gains or (Losses) on Securities (Both Realized
 and Unrealized)                                                   0.21            (0.04)                 0.23            (0.03)
===================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                   0.46             0.09                  0.46             0.08
===================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                   0.25             0.13                  0.23             0.11
===================================================================================================================================
Net Asset Value -- End of Period                             $     5.23       $     5.02             $    5.26        $    5.03
===================================================================================================================================

TOTAL RETURN(b)                                                    9.37%            1.81%(c)              9.29%            1.62%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                   $    3,435       $      281             $     523        $      90
Ratio of Expenses to Average Net Assets(d)(e)                      1.10%            1.07%(f)              1.81%            1.86%(f)
Ratio of Net Investment Income to Average Net Assets(e)            4.22%            6.02%(f)              4.23%            4.99%(f)
Portfolio Turnover Rate                                             121%              60%(g)               121%              60%(g)


(a) From April 1, 2002, inception of Class, to August 31, 2002.

(b) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of Class B were voluntarily absorbed by IFG for the year ended August 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 3.29% and ratio of net investment income to average net assets would have been 2.75%.

(f) Annualized.

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.


FINANCIAL HIGHLIGHTS

SELECT INCOME FUND -- CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                        PERIOD
                                                                                                                         ENDED
                                                                                         YEAR ENDED AUGUST 31        AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    2003         2002         2001        2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                        $     5.03      $  5.79     $   6.06     $  6.02
===================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                               0.24         0.29         0.39        0.21
Net Gains or (Losses) on Securities (Both Realized
 and Unrealized)                                                                    0.22        (0.76)       (0.27)       0.04
===================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                    0.46        (0.47)        0.12        0.25
===================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                    0.23         0.29         0.39        0.21
===================================================================================================================================
Net Asset Value -- End of Period                                              $     5.26      $  5.03     $   5.79     $  6.06
===================================================================================================================================

TOTAL RETURN(b)                                                                     9.32%       (8.14%)       1.97%       4.24%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                                    $    1,561      $  1,632    $  2,839     $   377
Ratio of Expenses to Average Net Assets(d)(e)                                       1.81%        1.80%        1.79%       1.83%(f)
Ratio of Net Investment Income to Average Net Assets(e)                             4.41%        5.61%        6.23%       6.42%(f)
Portfolio Turnover Rate                                                              121%          60%          79%         82%(g)

(a) From February 15, 2000, inception of Class, to August 31, 2000.

(b) The applicable CDSC is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2003, 2002 and 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.60%, 2.31% and 1.79%, respectively, and ratio of net investment income to average net assets would have been 3.62%, 5.10% and 6.23% , respectively.

(f) Annualized.

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.


FINANCIAL HIGHLIGHTS

SELECT INCOME FUND -- CLASS K
----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                      PERIOD
                                                                                                                       ENDED
                                                                                            YEAR ENDED AUGUST 31   AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2002        2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                                 $        5.02    $    5.78   $   5.93
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                           0.26         0.32       0.28
Net Gains or (Losses) on Securities (Both Realized
 and Unrealized)                                                                                0.24        (0.76)     (0.15)
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                                0.50        (0.44)      0.13
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                                0.26         0.32        0.28
==================================================================================================================================
Net Asset Value -- End of Period                                                       $        5.26    $    5.02   $   5.78
==================================================================================================================================

TOTAL RETURN                                                                                    9.91%       (7.47%)     2.25%(b)

RATIOS
Net Assets -- End of Period ($000 Omitted)                                             $       4,090    $   5,097   $      2
Ratio of Expenses to Average Net Assets(c)(d)                                                   1.25%        1.25%      1.24%(e)
Ratio of Net Investment Income to Average Net Assets(d)                                         5.03%        6.13%      6.60%(e)
Portfolio Turnover Rate                                                                          121%          60%        79%(f)


(a) From December 14, 2000, inception of Class, to August 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2003, 2002 and the period ended
    August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been
    2.05%, 1.85% and 3.63% (annualized), respectively, and ratio of net investment income would have been 4.23%, 5.53% and 4.21%
    (annualized), respectively.

(e) Annualized.

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.


FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND -- INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                            PERIOD         YEAR
                                                                                                             ENDED         ENDED
                                                                   YEAR ENDED AUGUST 31                  AUGUST 31       JUNE 30
----------------------------------------------------------------------------------------------------------------------------------
                                                         2003           2002         2001         2000        1999(a)       1999
PER SHARE DATA

Net Asset Value -- Beginning of Period            $     15.56      $   15.49   $    14.72   $    14.53    $  14.71      $  15.57
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                    0.64           0.66         0.68         0.64        0.10          0.62
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                       (0.28)          0.07         0.77         0.24       (0.18)        (0.40)
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         0.36           0.73         1.45         0.88       (0.08)         0.22
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                         0.64           0.66         0.68         0.69        0.10          1.08
==================================================================================================================================
Net Asset Value -- End of Period                  $     15.28      $   15.56   $    15.49   $    14.72    $  14.53      $  14.71
==================================================================================================================================

TOTAL RETURN                                             2.31%          4.89%       10.07%        6.32%      (0.53%)(b)     1.30%

RATIOS
Net Assets -- End of Period ($000 Omitted)        $   185,598      $ 196,673   $  214,617   $  178,154    $ 91,836      $201,791
Ratio of Expenses to Average Net Assets(c)(d)            0.90%          0.90%        0.90%        0.91%       0.90%(e)      0.91%
Ratio of Net Investment Income to Average Net
  Assets(d)                                              4.11%          4.33%        4.46%        4.45%       4.08%(e)      4.03%
Portfolio Turnover Rate                                    28%            33%          33%          50%          3%(b)        66%

(a) From July 1, 1999 to August 31, 1999.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2003, 2002, 2001 and 2000, the period ended August 31, 1999 and the year ended June 30, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.10%, 1.08%, 1.08%, 1.11%, 1.14% (annualized) and 1.06%, respectively, and ratio of net investment income to average net assets would have been 3.91%, 4.15%, 4.28%, 4.25%, 3.84% (annualized) and 3.88%, respectively.

(e) Annualized.


FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND -- CLASS A & CLASS B
----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        CLASS A                                 CLASS B

                                                                   YEAR           PERIOD                  YEAR          PERIOD
                                                                  ENDED            ENDED                 ENDED           ENDED
                                                              AUGUST 31        AUGUST 31             AUGUST 31       AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                   2003            2002(a)                2003            2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                       $    15.56       $   14.88               $  15.56       $   14.88
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                              0.60            0.26                   0.50            0.21
Net Gains or (Losses) on Securities (Both Realized
 and Unrealized)                                                  (0.31)           0.68                  (0.28)           0.68
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                   0.29            0.94                   0.22            0.89
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                   0.60            0.26                   0.50            0.21
==================================================================================================================================
Net Asset Value -- End of Period                             $    15.25       $   15.56               $  15.28       $   15.56
==================================================================================================================================

TOTAL RETURN(b)                                                    1.83%           6.37%(c)               1.38%           6.00%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                   $    1,906       $     229               $    648       $     301
Ratio of Expenses to Average Net Assets(d)(e)                      1.10%           1.10%(f)               1.80%           1.80%(f)
Ratio of Net Investment Income to Average Net Assets(e)            3.69%           3.86%(f)               3.16%           3.13%(f)
Portfolio Turnover Rate                                              28%             33%(g)                 28%             33%(g)

(a) From April 1, 2002, inception of Class, to August 31, 2002.

(b) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of each Class were voluntarily absorbed by IFG for the year ended August 31, 2003 and the period ended August
    31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.50% and
    1.70% (annualized), respectively, for Class A and 2.34% and 2.39% (annualized), respectively, for Class B, and ratio of net investment income to average net assets would have been 3.29% and 3.26% (annualized), respectively, for Class A and 2.62% and
    2.54% (annualized), respectively, for Class B.

(f) Annualized.

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.


FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND -- CLASS C
----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                        PERIOD
                                                                                                                         ENDED
                                                                                        YEAR ENDED AUGUST 31         AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                   2003          2002         2001        2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                        $   17.58      $  17.50     $  14.71    $  14.05
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                              0.59          0.62         0.58        0.29
Net Gains or (Losses) on Securities (Both Realized
 and Unrealized)                                                                  (0.31)         0.08         2.79        0.66
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                   0.28         0.70         3.37         0.95
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                   0.59         0.62         0.58         0.29
==================================================================================================================================
Net Asset Value -- End of Period                                              $   17.27       $17.58      $ 17.50     $  14.71
==================================================================================================================================

TOTAL RETURN(b)                                                                   1.58%        4.12%       23.26%        6.86%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                                    $   1,904       $ 797       $ 1,279     $      1
Ratio of Expenses to Average Net Assets(d)(e)                                     1.66%       1.65%         1.66%        1.66%(f)
Ratio of Net Investment Income to Average Net Assets(e)                           3.32%       3.59%         3.58%        3.79%(f)
Portfolio Turnover Rate                                                             28%         33%           33%          50%(g)


(a) From February 15, 2000, inception of Class, to August 31, 2000.

(b) The applicable CDSC is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2003, 2002 and 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.27%, 2.01%, 1.84% and 6.90% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 2.71%, 3.23%, 3.40% and (1.45%) (annualized), respectively.

(f) Annualized.

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND -- INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         YEAR ENDED AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                      2003          2002         2001         2000          1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                       $        7.65      $   7.41     $   7.05   $     6.81      $   7.99
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                 0.19          0.30         0.36         0.36          0.35
Net Gains or (Losses) on Securities (Both Realized
 and Unrealized)                                                     (0.11)         0.24         0.36         0.24         (0.58)
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      0.08          0.54         0.72         0.60         (0.23)
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                      0.34          0.30         0.36         0.36          0.95
==================================================================================================================================
Net Asset Value -- End of Period                             $        7.39      $   7.65     $   7.41   $     7.05      $   6.81
==================================================================================================================================

TOTAL RETURN                                                          1.01%         7.52%       10.45%        9.12%        (3.40%)


RATIOS
Net Assets -- End of Period ($000 Omitted)                   $     121,678      $158,974     $130,510   $   74,870      $ 79,899
Ratio of Expenses to Average Net Assets(a)(b)                         1.00%         1.00%        1.00%        1.02%         1.01%
Ratio of Net Investment Income to Average Net Assets(b)               2.50%         4.08%        4.87%        5.28%         4.80%
Portfolio Turnover Rate                                                199%          166%          90%          21%          114%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2003, 2002, 2001, 2000 and 1999.
    If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.47%, 1.43%, 1.43%,
    1.61% and 1.60%, respectively, and ratio of net investment income to average net assets would have been 2.03%, 3.65%, 4.44%,
    4.69% and 4.21%, respectively.


FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND -- CLASS A & CLASS B
----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       CLASS A                                  CLASS B

                                                                   YEAR           PERIOD                  YEAR           PERIOD
                                                                  ENDED            ENDED                 ENDED            ENDED
                                                              AUGUST 31        AUGUST 31             AUGUST 31        AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                   2003            2002(a)                2003             2002(a)
PER SHARE DATA
Net Asset Value-- Beginning of Period                        $     9.31       $    7.20               $   7.65       $    7.20
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                              0.21            0.12                   0.13            0.09
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                                 (0.13)           2.11                  (0.10)           0.45
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                   0.08            2.23                   0.03            0.54
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                   0.36            0.12                   0.28            0.09
==================================================================================================================================
Net Asset Value-- End of Period                              $     9.03       $    9.31               $   7.40       $    7.65
==================================================================================================================================

TOTAL RETURN(b)                                                    0.87%          31.08%(c)(d)            0.39%           7.56%(c)

RATIOS
Net Assets-- End of Period ($000 Omitted)                    $    9,122       $   1,331                $ 1,287       $     981
Ratio of Expenses to Average Net Assets(e)(f)                      1.10%           1.06%(g)               1.75%           1.72%(g)
Ratio of Net Investment Income to Average Net Assets(f)            2.08%           3.11%(g)               1.67%           2.95%(g)
Portfolio Turnover Rate                                             199%            166%(h)                199%            166%(h)

(a) From April 1, 2002, inception of Class, to August 31, 2002.

(b) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Total Return includes large fluctuations in asset size and shareholder transactions.

(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of each Class were voluntarily absorbed by IFG for the year ended August 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.24% for Class A and 2.25% for Class B, and ratio of net investment income to average net assets would have been 1.94% for Class A and 1.17% for Class B.

(g) Annualized.

(h) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.


FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND -- CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                         PERIOD
                                                                                                                          ENDED
                                                                                          YEAR ENDED AUGUST 31        AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    2003          2002         2001        2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                         $    7.64      $   7.40     $   7.06    $   6.72
===================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                               0.13          0.25         0.30        0.17
Net Gains or (Losses) on Securities (Both Realized
 and Unrealized)                                                                   (0.11)         0.24         0.34        0.34
===================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                    0.02          0.49         0.64        0.51
===================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                    0.28          0.25         0.30        0.17
===================================================================================================================================
Net Asset Value -- End of Period                                               $    7.38      $   7.64     $   7.40    $   7.06
===================================================================================================================================

TOTAL RETURN(b)                                                                     0.25%         6.72%        9.23%       7.64%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                                     $   3,966      $  5,309     $  7,431    $    241
Ratio of Expenses to Average Net Assets(d)(e)                                       1.75%         1.75%        1.70%       1.94%(f)
Ratio of Net Investment Income to Average Net Assets(e)                             1.73%         3.40%        3.81%       4.65%(f)
Portfolio Turnover Rate                                                              199%          166%          90%         21%(g)

(a) From February 15, 2000, inception of Class, to August 31, 2000.

(b) The applicable CDSC is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2003, 2002 and 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.41%, 2.04%, 1.82% and 2.29% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.07%, 3.11%, 3.69% and 4.30% (annualized), respectively.

(f) Annualized.

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.


OTHER INFORMATION

UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                                                                                 NUMBER OF
                                                                                                  FUNDS IN
                           POSITION(S) HELD WITH                                                     FUND
                                COMPANY, TERM OF                                                  COMPLEX                      OTHER
                               OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S)     OVERSEEN BY              DIRECTORSHIPS
NAME, ADDRESS AND AGE            OF TIME SERVED*                  DURING PAST FIVE YEARS*        DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Bob R. Baker                    Vice Chairman of               Consultant (2000-present).              47
37 Castle Pines Dr. N.                 the Board            Formerly, President and Chief
Castle Rock, Colorado               (Since 2003)            Executive Officer (1988-2000)
                                                           of AMC Cancer Research Center,
Age: 67                                                      Denver, Colorado. Until Mid-
                                                             December 1988, Vice Chairman
                                                           of the Board of First Columbia
                                                                   Financial Corporation,
                                                           Englewood, Colorado; formerly,
                                                                Chairman of the Board and
                                                               Chief Executive Officer of
                                                                 First Columbia Financial
                                                                             Corporation.

Sueann Ambron, Ph.D.                    Director             Dean of the Business School,              47
University of Colorado              (Since 2003)                     College of Business,
at Denver                                                       University of Colorado of
1250 14th Street                                                   Denver (2000-present).
Denver, Colorado                                            Formerly, President and Chief
                                                             Executive Officer of Avulet,
Age: 58                                                       Inc., Sunnyvale, California
                                                           (1998-1999); and formerly Vice
                                                           President and General Manager,
                                                            Multimedia Services Division,
                                                              Motorola, Inc., Schaumburg,
                                                                    Illinois (1996-1998).

Victor L. Andrews, Ph.D.                Director             Professor Emeritus, Chairman              47
34 Seawatch Drive                                           Emeritus and Chairman and CFO
Savannah, Georgia                                                of the Roundtable of the
                                                                 Department of Finance of
Age: 73                                                     Georgia State University; and
                                                             President, Andrews Financial
                                                             Associates, Inc. (consulting
                                                           firm). Formerly, member of the
                                                                 faculties of the Harvard
                                                           Business School; and the Sloan
                                                             School of Management of MIT.

Lawrence H. Budner                      Director              Trust Consultant. Formerly,              47
7608 Glen Albens Circle                                  Senior Vice President and Senior
Dallas, Texas                                           Trust Officer of InterFirst Bank,
                                                                           Dallas, Texas.
Age: 73


OTHER INFORMATION

UNAUDITED

                                                                                                 NUMBER OF
                                                                                                  FUNDS IN
                           POSITION(S) HELD WITH                                                     FUND
                                COMPANY, TERM OF                                                  COMPLEX                      OTHER
                               OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S)     OVERSEEN BY              DIRECTORSHIPS
NAME, ADDRESS AND AGE            OF TIME SERVED*                  DURING PAST FIVE YEARS*        DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
James T. Bunch                          Director              Co-President and Founder of              47
3600 Republic Plaza                 (since 2000)            Green, Manning & Bunch, Ltd.,
370 Seventeenth Street                                                   Denver, Colorado
Denver, Colorado                                               (1988-present) (investment
                                                                 banking firm); Director,
Age: 60                                                      Policy Studies, Inc. and Van
                                                            Gilder Insurance Corporation.
                                                            Formerly, General Counsel and
                                                                  Director of Boettcher &
                                                           Company, Denver, Colorado; and
                                                                   formerly, Chairman and
                                                               Managing Partner of Davis,
                                                                 Graham & Stubbs, Denver,
                                                                                Colorado.

Gerald J. Lewis                         Director           Chairman of Lawsuit Resolution              47        Director of General
701 "B" Street                      (since 2000)                     Services, San Diego,                      Chemical Group, Inc.,
Suite 2100                                                     California (1987-present).                     Hampdon, New Hampshire
San Diego, California                                      Formerly, Associate Justice of                   (1996-present). Director
                                                                  the California Court of                            of Wheelabrator
Age: 69                                                          Appeals; and Of Counsel,                        Technologies, Inc.,
                                                             Latham & Watkins, San Diego,                   Fisher Scientific, Inc.,
                                                                  California (1987-1997).                      Henley Manufacturing,
                                                                                                                Inc., and California
                                                                                                            Coastal Properties, Inc

John W. McIntyre                        Director               Retired. Trustee of Gables              47
7 Piedmont Center                                          Residential Trust. Trustee and
Suite 100                                                       Chairman of the J.M. Tull
Atlanta, Georgia                                                   Charitable Foundation;
                                                            Director of Kaiser Foundation
Age: 72                                                     Health Plans of Georgia, Inc.
                                                           Formerly, Vice Chairman of the
                                                                Board of Directors of The
                                                                    Citizens and Southern
                                                              Corporation and Chairman of
                                                            the Board and Chief Executive
                                                              Officer of The Citizens and
                                                             Southern Georgia Corporation
                                                            and The Citizens and Southern
                                                                 National Bank. Formerly,
                                                                Trustee of INVESCO Global
                                                                 Health Sciences Fund and
                                                                    Trustee of Employee's
                                                            Retirement System of Georgia,
                                                                        Emory University.

Larry Soll, Ph. D.                      Director           Retired. Formerly, Chairman of              47       Director of Synergen
2358 Sunshine Canyon Dr.            (since 1997)             the Board (1987-1994), Chief                     since incorporation in
Boulder, Colorado                                            Executive Officer (1982-1989                     1982; Director of Isis
                                                             and 1993-1994) and President                      Pharmaceuticals, Inc.
Age: 61                                                     (1982-1989) of Synergen Inc.;
                                                                 and formerly, Trustee of
                                                           INVESCO Global Health Sciences
                                                                                    Fund.

OTHER INFORMATION

UNAUDITED

                                                                                                 NUMBER OF
                                                                                                  FUNDS IN
                           POSITION(S) HELD WITH                                                     FUND
                                COMPANY, TERM OF                                                  COMPLEX                      OTHER
                               OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S)     OVERSEEN BY              DIRECTORSHIPS
NAME, ADDRESS AND AGE            OF TIME SERVED*                  DURING PAST FIVE YEARS*        DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These  directors are "interested  persons" of IFG as defined in the Act, and they are interested  persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               Chairman of the            President and Chief Executive              47
4350 South Monaco Street     Board (since 1999).                 Officer A I M Investment
Denver, Colorado             Formerly, President           Management and Chief Executive
                                (1998-2002); and            Officer of the A I M Division
Age: 52                          Chief Executive                       of of AMVESCAP PLC
                            Officer (1998-2002).                (2003-present). Formerly,
                                                                 Chief Executive Officer,
                                                               Managed Products Division,
                                                                AMVESCAP PLC (2001-2002).
                                                                Formerly, Chairman of the
                                                             Board (1998-2002), President
                                                                   (1998-2002), and Chief
                                                            Executive Officer (1998-2002)
                                                             of INVESCO Funds Group, Inc.
                                                             and of INVESCO Distributors,
                                                           Inc. Formerly, Chief Operating
                                                              Officer and Chairman of the
                                                           Board of INVESCO Global Health
                                                                 Sciences Fund; formerly,
                                                             Chairman and Chief Executive
                                                                   Officer of NationsBanc
                                                            Advisors, Inc.; and formerly,
                                                                  Chairman of NationsBanc
                                                                        Investments, Inc.

Raymond R. Cunningham           President (2001-             President (2001-present) and              47  Director of INVESCO Funds
4350 South Monaco Street         present), Chief                  Chief Executive Officer                   Group, Inc. and Chairman
Denver, Colorado               Executive Officer                (2003-present) of INVESCO                    of the Board of INVESCO
                              (2003-present) and           Funds Group, Inc.; Chairman of                         Distributors, Inc.
Age: 52                          Director (2001-                the Board (2003-present),
                              present).Formerly,            President (2003-present), and
                                  Vice President                  Chief Executive Officer
                                     (2001-2002).               (2003-present) of INVESCO
                                                             Distributors, Inc. Formerly,
                                                                  Chief Operating Officer
                                                              (2001-2003) and Senior Vice
                                                                 President (1999-2002) of
                                                            INVESCO Funds Group, Inc. and
                                                              INVESCO Distributors, Inc.;
                                                                and Formerly, Senior Vice
                                                           President of GT Global - North
                                                                     America (1992-1998).

Richard W. Healey                       Director                 Senior Vice President of              39  Director of INVESCO Funds
4350 South Monaco Street            (since 2000)               INVESCO Funds Group, Inc.;                    Group, Inc. and INVESCO
Denver, Colorado                                                 Senior Vice President of                         Distributors, Inc.
                                                               INVESCO Distributors, Inc.
Age: 48                                                             Formerly, Senior Vice
                                                           President of GT Global - North
                                                              America (1996-1998) and The
                                                              Boston Company (1993-1996).

OTHER INFORMATION

UNAUDITED

                                                                                                 NUMBER OF
                                                                                                  FUNDS IN
                           POSITION(S) HELD WITH                                                     FUND
                                COMPANY, TERM OF                                                  COMPLEX                      OTHER
                               OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S)     OVERSEEN BY              DIRECTORSHIPS
NAME, ADDRESS AND AGE            OF TIME SERVED*                  DURING PAST FIVE YEARS*        DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

Glen A. Payne                          Secretary           Senior Vice President, General
4350 South Monaco Street                                         Counsel and Secretary of
Denver, Colorado                                               INVESCO Funds Group, Inc.;
                                                                   Senior Vice President,
Age: 55                                                     Secretary and General Counsel
                                                            of INVESCO Distributors, Inc.
                                                           Formerly, Secretary of INVESCO
                                                             Global Health Sciences Fund;
                                                               General Counsel of INVESCO
                                                           Trust Company (1989-1998); and
                                                            employee of a U.S. regulatory
                                                                 agency, Washington, D.C.
                                                                             (1973-1989).

Ronald L. Grooms                Chief Accounting                Senior Vice President and                  Director of INVESCO Funds
4350 South Monaco Street          Officer, Chief               Treasurer of INVESCO Funds                    Group, Inc. and INVESCO
Denver, Colorado               Financial Officer             Group, Inc.; and Senior Vice                         Distributors, Inc.
                                   and Treasurer               President and Treasurer of
Age: 56                                                        INVESCO Distributors, Inc.
                                                                  Formerly, Treasurer and
                                                                  Principal Financial and
                                                            Accounting Officer of INVESCO
                                                             Global Health Sciences Fund;
                                                            and Senior Vice President and
                                                               Treasurer of INVESCO Trust
                                                                     Company (1988-1998).

William J. Galvin, Jr.       Assistant Secretary                Senior Vice President and                  Director of INVESCO Funds
4350 South Monaco Street                                   Assistant Secretary of INVESCO                    Group, Inc. and INVESCO
Denver, Colorado                                            Funds Group, Inc.; and Senior                         Distributors, Inc.
                                                             Vice President and Assistant
Age: 47                                                              Secretary of INVESCO
                                                             Distributors, Inc. Formerly,
                                                           Trust Officer of INVESCO Trust
                                                                     Company (1995-1998).

Pamela J. Piro               Assistant Treasurer             Vice President and Assistant
4350 South Monaco Street                                Treasurer of INVESCO Funds Group,
Denver, Colorado                                         Inc.; and Assistant Treasurer of
                                                     INVESCO Distributors, Inc. Formerly,
Age: 43                                             Assistant Vice President (1996-1997).

Tane T. Tyler                Assistant Secretary             Vice President and Assistant
4350 South Monaco Street            (since 2002)         General Counsel of INVESCO Funds
Denver, Colorado                                                              Group, Inc.

Age: 38

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

For dividends paid during the fiscal year ended August 31, 2003, the Funds designate qualified dividend income to the maximum extent allowable.

[INVESCO ICON] INVESCO(R)

1-800-525-8085
1-800-959-4246
Automated AIM Investor Line: 1-800-246-5463

AIMinvestments.com

Effective 7/1/03 A I M Distributors, Inc. became the distributor of the retail INVESCO funds
11 Greenway Plaza, Suite 100, Houston, Texas 77046

This information must be preceded or accompanied by a current prospectus.

AINC     900525 9/03                                                  I-BON-AR-1

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by the report, Registrant had adopted a code of ethics (the "Code") that applied to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. During the period covered by this report, Registrant did not grant any waiver, and does not believe it granted an implicit waiver, from a provision of the Code that is applicable to the PEO and PFO. However, it should be noted that Raymond Cunningham was the PEO of Registrant on August 31, 2003. Since the end of the period covered by this report, the Securities and Exchange Commission, the New York State Attorney General's Office and the Colorado Attorney General's Office filed civil actions against INVESCO Funds Group, Inc. and Raymond Cunningham alleging violations of various federal and state laws due to selectively permitting market timing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT


The Audit Committee of the Boards of Directors of the INVESCO Mutual Funds is composed of four of the Fund's directors who are not affiliated with the Funds' investment adviser. All members are independent. The Board has determined that each of the Committee members is "financially literate" and that at least two members have "accounting or related financial management expertise" as used in the New York Stock Exchange definitions of the terms.

Under the recently enacted Sarbanes-Oxley Act, if the Boards of Directors have not determined that an "audit committee financial expert," a new term defined by the SEC and based on criteria contained in the Act, is serving on the Audit Committee, it must disclose this fact and explain why it does not have such an expert. The Boards of Directors have determined that none of the members of the Audit Committee meet the technical requirements of the definition. Moreover, the Boards believe that for the following reasons it is not necessary for registered investment companies such as the Funds, with an audit committee that meets the New York Stock Exchange requirements of financial literacy, to have a "financial expert" as a member of the committee.

     1. The financial statements of and accounting principles applying to registered investment companies such as the Funds are relatively simple, straightforward and transparent compared to operating companies. The significant accounting issues are valuation of securities and other assets (regulated under the Investment Company Act of 1940 and computed daily), accrual of expenses, allocation of joint expenses shared with other entities such as insurance premiums and disclosures of all related party transactions. Equally important is a knowledge of the tax laws applying to registered investment companies. None of the accounting issues involving corporate America that have received recent publicity such as sophisticated derivative transactions and special purpose entities are present in financial reporting for registered investment companies.

     2. During the years that the Funds has been filing financial reports under the 1940 Act since their inception, there has never been a requirement for a financial report or statement to be restated.

     3. The current members of the Audit Committee have the experience of 23.5 years serving on this Audit Committee and in the Boards' judgement, through this experience and experience with other public corporation's financial affairs, they have an understanding of the relevant generally accepted accounting principles governing the Funds' financial statements, tax laws applying to the Funds, the Funds internal accounting controls and audit committee functions necessary to satisfy the objectives of the Sarbanes-Oxley Act with respect to the financial statements, auditing process and internal controls of the Funds.

     4. The Audit Committee has the capability of employing a consultant who satisfies the technical definition of a "financial expert" and will do so from time to time if circumstances warrant."


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this filing.

ITEM 5.  [RESERVED]

ITEM 6.  [RESERVED]

ITEM 7.  NOT APPLICABLE

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

     (a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR/A is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report on Form N-CSR/A that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

10(a)(1)      Code of Ethics.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3)      Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Bond Funds, Inc.
            (Formerly: INVESCO Bond Funds, Inc.)

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investments Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


By:    /s/ SIDNEY M. DILGREN
       -------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  August 3, 2004

                                  EXHIBIT INDEX

10(a)(1)      Code of Ethics.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3)      Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.